As filed with the Securities and Exchange Commission on April 9, 2024
1933 Act Registration No. 333-141769
1940 Act Registration No. 811-09257
CIK No. 0001081039

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57
LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)
Lincoln Corporate Variable 5
Lincoln Corporate Commitment® VUL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Sarah Sheldon, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2023 was filed March 25, 2024.
It is proposed that this filing will become effective:
/ /
immediately upon filing pursuant to paragraph (b)
/X/
on May 1, 2024 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.If appropriate, check the following box:
/ /
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus 1

Supplement Dated May 1, 2024

To the Product Prospectuses Dated May 1, 2024 for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your Policy. A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement. Except as amended by this supplement, all information in your product prospectus applies. The funds and their investment advisers and objectives are listed below.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	M Capital Appreciation Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	1.00%	23.56%	12.56%	8.90%
Long-term capital appreciation.	M International Equity Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.76%	16.00%	7.70%	2.45%
Long-term capital appreciation.	M Large Cap Growth Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.77%	32.04%	15.98%	12.39%
Long-term capital appreciation.	M Large Cap Value Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.65%	7.60%	10.16%	6.96%

Please retain this Supplement for future reference.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life & Annuity Company of New York
Home Office Location:
120 Madison Street
Suite 1310
Syracuse, NY 13202
(888) 223-1860
Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
(877) 533-0117

A Flexible Premium Variable Life Insurance Policy

This prospectus describes Lincoln Corporate Variable 5, a flexible premium variable life insurance contract (the “Policy”), offered by Lincoln Life & Annuity Company of New York (“Lincoln Life”, the “Company”, “We”, “Us”, “Our”). This corporate-owned Policy provides for a death benefit on an employee or other individual in whom the corporate Owner has an insurable interest (the “Insured Employee”), and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.
The Policy described in this prospectus is available only in New York.
You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S, established on March 2, 1999 (“Separate Account”), or to the Fixed Account. Each Sub-Account invests in shares of certain funds. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which are available online at www.lfg.com/VULprospectus. More information about the funds can be found in Appendix A later in this prospectus.
You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the “SAI”). See the last page of this prospectus for information on how you may obtain the SAI. Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Special Terms section.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Prospectus Dated: May 1, 2024

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SPECIAL TERMS
The following terms may appear in your prospectus and are defined below:
7-Pay Test—A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.
1933 Act—The Securities Act of 1933, as amended.
1940 Act—The Investment Company Act of 1940, as amended.
Accumulation Value (Total Account Value)—An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.
Administrative Fee—The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Attained Age—An Insured’s Issue Age (shown in the Policy Specifications) plus the number of completed Policy Years.
Beneficiary—The person(s) or entity(ies) designated to receive the Death Benefit Proceeds.
Case—All in force policies issued within the same company and having the same case name and case number.
Cash Value Accumulation Test—A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.
Code—Internal Revenue Code of 1986, as amended.
Cost of Insurance Charge—This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance rate.
Death Benefit Proceeds—The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.
Fixed Account—An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.
Fixed Account Value—An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.
Full Surrender—The withdrawal of all applicable policy values.
Good Order—The actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction.
Grace Notice—Written notice to you (or any assignee or other designee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The Grace Notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
Grace Period—The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the Grace Notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.
Guideline Premium Test—A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.
Indebtedness—The sum of all outstanding loans and accrued interest.
Insured—The person on whose life the Policy is issued.
Loan Account (Loan Collateral Account)—The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.
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Loan Account Value—An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.
Market Timing Procedures—Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.
Modified Endowment Contract (MEC)—A life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. If the policy is a MEC, withdrawals and loans from your Policy will be treated first as income and then as a recovery of Premium Payments.
Monthly Anniversary Day—The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.
Monthly Deduction—The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.
Net Accumulation Value—An amount equal to the Accumulation Value less the Loan Account Value.
Net Amount at Risk—The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.
Net Premium Payment—An amount equal to the Premium Payment, minus the Premium Load.
Owner—The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.
Partial Surrender—A withdrawal of a portion of your policy values.
Planned Premium—The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.
Policy Anniversary—The same date (month and day) each Policy Year equal to the Policy Date, or the next
Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.
Policy Date—The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.
Policy Lapse—The day on which coverage under the Policy ends as described in the Grace Period.
Policy Loan—The amount you have borrowed against the Surrender Value of your Policy.
Policy Loan Interest—The charge made by the Company to cover the cost of your borrowing against your Policy.
Policy Month— The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.
Policy Specifications—The pages of the Policy which show your benefits, Premium, costs, and other policy information.
Policy Year—Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.
Premium (Premium Payment)—The amount paid to us for a life insurance policy.
Premium Load—A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.
Reduction in Specified Amount—A decrease in the Specified Amount of your Policy.
Right to Examine Period—The period during which the Policy may be returned to us for cancellation.
SAI—Statement of Additional Information.
SEC—The Securities and Exchange Commission.
Separate Account Value (Variable Accumulation Value)—An amount equal to the values in the Sub-Accounts.
Specified Amount (Initial Specified Amount)—The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the “Initial Specified Amount”. The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.
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Sub-Account(s)—Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.
Surrender Value—An amount equal to the Net Accumulation Value less any accrued loan interest not yet charged.
Underlying Fund—The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.
Valuation Day—Each day on which the New York Stock Exchange is open and trading is unrestricted.
Valuation Period—The time between Valuation Days.
Variable Accumulation Unit—A unit of measure used in the calculation of the value of each Sub-Account.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no Surrender Charges associated with this Policy.			•Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.			•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.64%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
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	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option(including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-877-533-0117 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Sub-
Accounts in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another
Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.
•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
•Transfer Fee •Sub-Account Availability and Substitution of Funds
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	RESTRICTIONS	Location in Prospectus
Optional Benefits
•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
•Riders
	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.
•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
•Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Change of Plan (located in the SAI)
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OVERVIEW OF THE POLICY
What is the purpose of the Policy?
Lincoln Corporate Variable 5 is a flexible premium variable life insurance policy. This corporate-owned Policy provides for a death benefit on an Insured Employee or other individual in whom the corporate Owner has an insurance interest. Its primary purpose is to provide Owners a death benefit. In exchange for your Premium Payments, upon the death of the Insured, we will pay the Beneficiary a death benefit. The Policy can also be a helpful financial tool for financial and investment planning.
The Policy may not be appropriate if you do not have a long-term investment time horizon. Although Owners have access to their Surrender Value at any time, it is not intended for people who may need to make frequent withdrawals or access their money within a short time frame, as such withdrawals can reduce the level of death benefit.
When do I have to pay Premiums and how do they get invested?
After the initial minimum Premium Payment is made, there is no minimum Premium required except to keep the Policy in force. You may generally select and vary the frequency and the amount of any Premium Payments up to the Insured’s Attained Age of 100.
After we deduct the Premium Load from your Premium Payment, we allocate your Net Premium Payment at your direction among the Policy’s Sub-Accounts and/or Fixed Account. Please see Principal Risks of Investing in the Policy in the prospectus for more information. For monies allocated to the Sub-Account, we use your Premium Payments to purchase shares of funds that follow investment objectives similar to the investment objectives of the corresponding Sub-Account. We refer to these funds as “Underlying Funds,” and they are collectively known as the Elite Series. More information about the Underlying Funds is provided in an Appendix. Please see Appendix A: Funds Available Under the Policy. Comprehensive information on the funds may be found in the funds’ prospectuses which are available online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
Although Premium Payments are not required, from time to time, there may be insufficient value to cover the Policy’s Monthly Deductions. If this happens, a Premium Payment will be needed in order to ensure the Policy’s Surrender Value is sufficient to pay the Monthly Deductions. If a Premium Payment is not made, the Policy will lapse.
What are the primary features and options that the Policy Offers?
Death Benefit. Upon the death of the Insured Employee, we will pay your designated Beneficiary a death benefit while this Policy remains in force. See the Death Benefit section of this prospectus for more information.
Access to Policy Values through Surrenders and Withdrawals. You may request a Full Surrender of your Policy, and we will pay you its Surrender Value. You may also request a Partial Surrender, which is a portion of the Surrender Value.
Loans. You may take a loan on the Policy, which is subject to interest. See the Policy Loan section of this prospectus for more information.
Transfers. Generally, you may transfer funds among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Automatic Rebalancing. These transfers do not count against the free transfers available. You may incur an additional fee for transfers in excess of 24 transfers in any Policy Year.
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Tax Treatment. Variable life insurance policies have significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis until withdrawn, and transfers from one Sub-Account to another or to the Fixed Account generate no current taxable gain or loss. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or Partial Surrender if the Owner is under the age of 59½.
Additional Benefits. There are several additional benefits you may add to your Policy by way of riders. An additional charge may apply if you elect a rider. The riders available with this Policy are listed in the Riders section of this prospectus.
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected.
The fees shown in the tables below are the maximums we can charge.
Transaction Fees
The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Premium (Load)
Maximum Deferred Acquisition Cost (DAC) Tax	When you pay a Premium	1%
Maximum Deferred Sales Charge (Load)	When you take a Full Surrender or Partial Surrender of your Policy	There is no charge for surrendering your Policy or for a Partial Surrender.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Insured Employee Coverage Duration	$25 for each additional transfer
Periodic Charges Other than Annual Underlying Fund Fees and Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
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Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured Employee (male, age 45, non-tobacco): $0.38 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.50%, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $10, plus an additional amount up to a maximum of $0.17 per $1,000 of Specified Amount
Policy Loan Interest	Annually	The greater of 3.50%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary.
Optional Benefit Charges
Term Insurance Rider*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:[1]
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured Employee (male, age 45, non-tobacco): $0.38 per $1,000
*
These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
1
Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
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Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.64%[1]
1
The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value (may also be referred to in some riders as “Total Account Value”) and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. We are also responsible for providing for all administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.
The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit coverage, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.
Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to
12

you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Tax Consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.
Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future.
In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient
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than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
Lincoln Life is a stock life insurance company chartered in 1897 and now domiciled in New York. It is engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims-paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under “How to Obtain More Information.” Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to Owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
General Account. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. The General Account represents all of the general assets of the Company. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.
Fixed Account. The Fixed Account assets are general assets of the Company, and are held in the Company’s General Account. Amounts allocated to the Fixed Account are not subject to market fluctuation and interest is credited at a daily rate of 0.00809863% (equivalent to a compounded annual rate of 3%) or a higher rate determined by the Company. The current interest rate is shown on the Annual Statement.
The Fixed Account is not registered under the 1933 Act. The Fixed Account is not registered as an investment company under the 1940 Act. Disclosures in the prospectus regarding the Fixed Account are subject to certain generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of disclosures.
Separate Account. The investment performance of assets in the Separate Account is kept separate from that of the Company’s General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company’s other income, gains or losses. The Separate Account’s values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the “SEC” or the “Commission”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”) and meets the definition of “separate account.” We may change the investment policy of the Separate Account at
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any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claim payments.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
Fund Participation Agreements
In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the Underlying Fund company and their advisors or distributors. In some of these agreements, we must perform certain services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0% and 0.30% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund’s advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. We may also receive compensation for marketing and distribution which may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Delaware VIP Trust, Eaton Vance Variable Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lincoln Variable Insurance Products Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust and Wells Fargo Variable Trust.
Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund’s average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.
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Distribution of the Policies and Compensation
The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company’s Principal Underwriter, Lincoln Financial Distributors, Inc. (“LFD”). The Company’s affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively, “LFN”), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.
The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and generally 20% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on Accumulation Value.
In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and “non-cash compensation.” “Non-cash compensation”, as defined under FINRA’s rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.
Broker-dealers or their affiliates may be paid additional amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales incentives relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.
These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.
Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance
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or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.
Sub-Accounts and Funds
The variable investment options in the Policy are Sub-Accounts of the Separate Account (“Sub-Accounts”). Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.
We create Sub-Accounts and select the Underlying Funds, the shares of which are purchased by amounts allocated or transferred to the Sub-Accounts, based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund (or an affiliate, investment advisor or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment advisor or its distributor. Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional Premium Payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the selection factors discussed above and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.
Certain Underlying Funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as “funds of funds”, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us may manage some of the available funds of funds. Our affiliates may promote the benefits of such funds to Owners and/or suggest that Owners consider whether allocating some or all of their policy value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Policy.
Certain of the Underlying Funds, including funds managed by an advisor affiliated with us, employ risk management strategies that are intended to control the Underlying Funds’ overall volatility, and for some Underlying Funds, to also reduce the downside exposure of the Underlying Funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the positive growth potential of the Underlying Fund in rising equity markets relative to other funds. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as “junk bonds”) as detailed in the individual Underlying Fund prospectus. For more information about the Underlying Funds and the investment strategies they employ, please refer to the Underlying Funds’ current prospectuses.
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Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contract holders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund’s Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.
There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund’s prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.
Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.
If an Underlying Fund imposes restrictions with respect to the acceptance of Premium allocations or transfers, we reserve the right to reject an allocation or transfer request at any time that the Underlying Fund has notified us that such would not be accepted. We will notify you if your allocation or transfer request is or becomes subject to such restrictions.
Information regarding each Underlying Fund, including (i) its name; (ii) its investment objectives; (iii) its investment advisor and any sub-investment advisers; (iv) its current expenses; and (v) and certain performance is available in Appendix A: Funds Available Under the Policy at the back of this prospectus. Comprehensive information on each Underlying Fund may be found in that Underlying Fund’s prospectus or summary prospectus. Prospectuses for each of the Underlying Funds are available by calling 1-877-533-0117, by emailing a request to CustServSupportTeam@lfg.com, or on-line at www.lfg.com/VULprospectus.
Sub-Account Availability and Substitution of Funds
We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts. If we change any Sub-Accounts or substitute any Underlying Funds, we will make appropriate endorsements to the Policies.
Placing or transferring money into the money market Sub-Account may have impacts on other features of your Policy. Prior to moving money into the money market Sub-Account or allowing it to default into the money market Sub-Account as a result of a fund liquidation, refer to your Policy for specific impacts that may apply, if any. We will notify you of any change that is made.
If we obtain appropriate approvals from Owners and securities regulators, we may:
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Change the investment objective of the Separate Account;
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Operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;
•
Deregister the Separate Account; or
•
Combine the Separate Account with another Separate Account.
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If required by law, we will obtain any required approvals from Owners, the SEC, and state insurance regulators before substituting any Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced.
We may close Sub-Accounts to Owners that purchase a new Policy after a specified date, and these Owners may not allocate Net Premium Payments or policy value to the closed Sub-Account. Owners that purchased a Policy prior to the specified date may continue to allocate Net Premium Payments and policy value to the Sub-Account.
From time to time, certain of the Underlying Funds may merge with other funds. If a merger of an Underlying Fund occurs, the policy value allocated to the existing fund will be transferred into the surviving fund. Any future Net Premium Payments allocated to the existing fund will automatically be allocated to the surviving fund unless otherwise instructed by you.
In addition, a Sub-Account may become unavailable due to the liquidation of its Underlying Fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will transfer any policy value in the liquidated Underlying Fund to the money market Sub-Account or a Sub-Account investing in another Underlying Fund designated by us. Any future Net Premium Payments allocated to the liquidated fund will automatically be allocated to the money market Sub-Account or a Sub-Account investing in another Underlying Fund designated by us unless otherwise instructed by you.
Voting Rights
The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares. If the 1940 Act or any other regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.
Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Owner provide their voting instructions to the Company. For funds un-affiliated with Lincoln, even though Owners may choose not to provide voting instructions, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instructions will be voted by the Company in the same proportion as the voting instructions which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Owners would have been entitled to provide voting instructions will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Owners eligible to vote, be voted on by the Company in the same proportion as the voting instructions which we actually receive. As a result, the instructions of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares
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voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.
POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefits, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges. Certain charges vary based on “Insured Employee Coverage Duration”, which is each twelve-month period, beginning on the Date of Issue of initial coverage on any Insured Employee.
The current charges for Premium Load and mortality and expense risk vary by specific criteria of your Policy. These criteria include:
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the initial policy Premium, and the total Premiums expected to be paid,
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total assets under management with the Company,
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the purpose for which the Policies are being purchased,
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the level of plan administration services required.
Differences in charges will not be unfairly discriminatory to any Owners. Specific charges are shown on the Policy Specifications page.
In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses are incurred by the Underlying Funds (including 12b-1 fees for Class 2 shares and other expenses) and are deducted from Underlying Fund assets as described in the fund prospectus. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund’s prospectus.
The Monthly Deductions, including the Cost of Insurance Charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account unless you or the Company agree otherwise. The Monthly Deductions are made on the “Monthly Anniversary Day,” which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Deduction Day is non-existent for that month, or is not a Valuation Day, then the Monthly Deduction Day is the next Valuation Day.
If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction.
Premium Load; Net Premium Payment
We deduct a portion from each Premium Payment. This amount, referred to as “Premium Load,” covers a portion of the sales expenses incurred by the Company and certain policy-related state and federal tax liabilities. The Premium Payment, after deduction of the Premium Load, is called the “Net Premium Payment.” Target Premium is based on the maximum annual Premium allowed under the Internal Revenue Code for a policy which is not a MEC, providing a death benefit equal to the Specified Amount and paying seven level, annual Premiums. See the Tax Issues section later in this prospectus. The Target Premium is shown in the Policy Specifications.
Sales Charge.  The current sales charge ranges are:
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Insured Employee Coverage Duration	Portion of Premium Paid up to Target Premium	Portion of Premium Paid greater than Target Premium
1	3.5%	0.5%
2	3%	0.5%
3	2%	0.5%
4-7	1%	0.5%
8+	0.5%	0.5%
The sales charge is guaranteed to be no higher than 5% of the total Premium paid in any Insured Employee Coverage Duration.
Premium Tax
We deduct an explicit premium tax equal to state and municipal premium tax from each Premium Payment.
Deferred Acquisition Cost (DAC) Tax
We deduct a 1% charge from each Premium Payment to help offset the company's tax liability associated with the Policy's acquisition costs.
For the purpose of calculating current and maximum Premium Loads, an increase in Specified Amount is treated as a newly issued policy.
Surrender Charges
There are no Surrender Charges for your Policy.
Partial Surrender Fee
There is no Surrender Charge or Administrative Fee imposed on Partial Surrenders.
Transfer Fee
For each transfer request in excess of 24 made during any Policy Year, we reserve the right to charge you an Administrative Fee of $25.
In the event that we make a material change in the investment strategy of a Sub-Account, you may transfer the Accumulation Values allocated to that Sub-Account to any other Sub-Account or to the Fixed Account without being charged a fee and may do so even if you have requested 24 transfers during that Policy Year. This option to transfer from a Sub-Account must be exercised within 60 days after the effective date of such change in investment strategy of that Sub-Account. You will be provided with a supplement to your prospectus in the event that such a change is made.
Cost of Insurance Charge
A significant cost of variable life insurance is the “Cost of Insurance Charge”. This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.
The Cost of Insurance Charge for your Policy depends on the current “Net Amount at Risk”. The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured's death under any riders, minus the
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Policy's Accumulation Value. Because the Accumulation Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.
The Cost of Insurance Charge is determined by subtracting the Accumulation Value from the death benefit at the beginning of the Policy Month, and multiplying the result (the “Net Amount at Risk”) by the applicable current cost of insurance rate as determined by the Company. The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy’s specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy’s duration, the age, gender (in accordance with state law) and underwriting category of the Insured Employee. Please note that it will generally increase each Policy Year as the Insured Employee ages and are lower for healthy individuals. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including, but not limited to, taxes and reinsurance). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in the “Periodic Charges Other Than Underlying Fund Fees and Operating Expenses” table in this prospectus.
Mortality and Expense Risk Charge
We assess a monthly Mortality and Expense Risk Charge (“M&E”) as a percentage of the Policy's Separate Account Value. The mortality risk assumed is that the Insured Employee may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated.
Current Mortality and Expense Risk Charges, on an annualized basis, are within the ranges below, based on the level of average annual Planned Premium:
Insured Employee Coverage Duration	Annualized Mortality Expense Risk Charge
1-10	0.10%-0.40%
11-20	0.10%-0.20%
21 and after	0.10%

The Company reserves the right to increase the Mortality and Expense Risk Charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.50% of the Policy’s Separate Account Value.
Administrative Fee
The monthly Administrative Fee as of the date of policy issue is $6.00 per month in all Insured Employee Coverage Durations. The Company may change this fee after the first Insured Employee Coverage Duration based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month. There is an additional charge per $1,000 of Specified Amount that varies with the Insured Employee's age. This charge will never exceed $0.17 per $1,000 of Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Policy Loan Interest
If you borrow against your Policy, interest will accrue on the loan balance. The interest rate will be the greater of 3.5%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the
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calendar month which ends two months prior to the Policy Anniversary. You may obtain the applicable monthly average at any time by contacting the Company. The interest rate will never exceed the maximum interest rate allowed by law in the state in which the Policy is issued.
We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate at least 30 days before the new rate becomes effective.
Rider Charges
The following paragraphs describe the charges for the riders listed below. The features of the riders available with this Policy and any limitations on the selection of riders are discussed in the section headed “Riders”.
Term Insurance Rider. This optional rider provides term life insurance on the life of the Insured Employee, which is annually renewable to Attained Age 100. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age and underwriting category of the Insured Employee. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.
Case Exceptions
We reserve the right to reduce Premium Loads or any other charges on certain multiple life sales (“Cases”) where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to:
•
the number of lives to be insured,
•
the total Premiums expected to be paid,
•
total assets under management with the Company,
•
the nature of the relationship among the Insured individuals,
•
the purpose for which the Policies are being purchased,
•
expected persistency of the individual policies, and
•
any other circumstances which we believe to be relevant to the expected reduction of our expenses.
Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Owners.
YOUR INSURANCE POLICY
Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured Employee. The Policy and the application constitute the entire contract between you and Lincoln Life.
The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured Employee and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; expense charges and fees; and guaranteed maximum cost of insurance rates.
Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as “Policy Date”, “Effective Date” or “Policy Effective Date” (or “Rider Date”, “Rider Effective Date”) refer to the date that coverage under the Policy (or rider) becomes effective and is the date from which Policy Years, Policy Anniversary and ages
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are determined. Terms such as “Issue Date” or “Policy Issue Date” (or “Rider Issue Date”) generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that date. For example, the period of time we may have to contest a claim submitted in the first couple years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.
When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.
The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.
Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured Employee will need to prove current insurability and there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.
Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.
We cannot process your requests for transactions relating to the Policy until we have received the request in “Good Order” at our Administrative Office. “Good Order” means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
We allow telephone or other electronic transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.
Any telephone or other electronic transmission, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.
Application
If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured Employee and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and may require an examination of the proposed Insured Employee. Based on our review of medical information about the proposed Insured Employee,  if required, we may decline to provide insurance, or we may place the proposed Insured Employee in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured Employee's age, underwriting category, the Policy duration, and the current Net Amount at Risk.
A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured Employee is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured Employee.
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies for a Policy. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license, photo i.d. or other identifying documents. If this Policy is corporate owned, we may ask for date and state of incorporation.
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Owner
The Owner on the date of policy issue is designated in the Policy Specifications. You, as Owner, will make the following choices:
1)
initial death benefit amount and death benefit option;
2)
either of two life insurance qualification methods;
3)
the amount and frequency of Premium Payments; and
4)
the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.
You are entitled to exercise rights and privileges of your Policy as long as the Insured Employee is living  and before the maturity date. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, assign the Policy and make transfers. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and, to the extent possible, the address and contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries. Exercising a change in ownership may cause a taxable event. You should consult a tax advisor prior to exercising a change in ownership to determine the tax consequences of such exercise.
Right to Examine Period
You may return your Policy to us for cancellation within the greater of 45 days after the application is signed or 10 days after you receive it (60 days after receipt for policies issued in replacement of other insurance). This is called the Right to Examine Period. If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you the greater of (a) all Premium Payments less any Indebtedness; or (b) the sum of (i) the Accumulation Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms. If a Premium Payment was made by check, there may be a delay until the check clears.
Any Net Premium Payments received by us within 10 days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated.
Initial Specified Amount
You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.
Transfers
You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund’s objective and investment policy before allocating money to the Sub-Accounts. (Note: Prior to moving money into the money market Sub-Account or allowing it to default into the money market Sub-Account as a result of a fund liquidation, refer to your Policy for specific impacts that may apply, if any.)
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Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Insured Employee Coverage Duration without charge. The Company reserves the right to charge $25 for each transfer request after the twenty-fourth request per Insured Employee Coverage Duration.
We reserve the right to restrict transfers of a portion of the Fixed Account Value to one or more Sub-Accounts to a period within 45 days following the Policy Anniversary. The transfer will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1,000. Due to these limitations, if you want to transfer all of your policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.
Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the New York Stock Exchange (generally 4:00 pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the New York Stock Exchange may close before 4:00 pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.
Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. We may also defer or reject an allocation or transfer request that is subject to a restriction that is imposed by the Underlying Fund at any time. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.
We reserve the right to change the terms and conditions of the “Transfers” section in response to changes in legal or regulatory requirements. Further, we reserve, at our sole discretion, the right to limit or modify transfers in the interest of overall fund management or transfers that may have an adverse effect on other Owners. Transfer rights may be restricted in any manner or terminated until the beginning of the next Policy Year if we determine that your use of the transfer right may disadvantage other Owners.
Market Timing
Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with “market timing” transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.
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In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in “Transfers”, above. In such case, our rights and obligations will be as described in “Transfers”. Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.
You should be aware that the purchase and redemption orders received by Underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Account to Sub-Account to comply with specific Underlying Fund policies and procedures.
We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.
Once an Owner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 - 2 business days of our discovery of such acceptance. We will impose this “original signature” restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.
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Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.
Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Account of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.
OTHER BENEFITS AVAILABLE UNDER THE POLICY
In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Adjustable Benefit Enhancement Rider	Provides additional Surrender Value on a temporary bases for a minimum of 7 years after the Policy is issued.	Optional	•Available at Policy purchase only. •Subject to underwriting requirements. •May not be elected if the Enhancement Surrender Value Rider has been elected. •Only available upon an Eligible Surrender.
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Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or any time after Policy
issue by contacting our Administrative Office.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•The new Insured Employee is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured
Employee may differ from charges applicable to the
current Insured.
•Any change in Insured is a taxable event.

Enhanced Surrender Value Rider	Provides for two additional benefits: the surrender value and an expense reduction.	Optional
•Available at Policy purchase or any time after Policy
issue by contacting our Administrative Office.
•Subject to underwriting requirements.
•May not be elected if the Adjustable Benefit
Enhancement Rider has been elected.

Term Insurance Rider	Provides additional annual renewable death benefit coverage on the Insured Employee.	Optional	•Available at Policy purchase only. •When included, the Rider will automatically renew annually until Attained Age 100.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•Systematically transfers amounts from the account(s)
made available by us and specified by you.
•Automatically terminates under certain conditions.

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Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional	•You may select a quarterly, semi-annual or annual basis. •The Fixed Account is not subject to rebalancing. •May be elected, terminated, or the allocation may be changed at any time.
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Adjustable Benefit Enhancement Rider.  The Policy can be issued with an Adjustable Benefit Enhancement Rider. This rider provides additional Surrender Value on a temporary basis for a minimum of seven years after the Policy is issued. The Owner chooses the level of Surrender Value enhancement to be provided, up to a maximum amount determined by the Company. See the sections headed “Requested Adjustable Benefit Enhancement Amount” and “Maximum Adjustable Benefit Enhancement Amount” for more information.
The greater the amount of additional Surrender Value provided by this rider each year, the shorter the duration of the benefit. The amount of additional Surrender Value provided by this rider decreases each year and eventually equals zero. See section headed “Adjustable Benefit Enhancement Balance” for more information.
The maximum enhanced Surrender Value provided by this rider is based on the Policy’s face amount, but the benefit is not increased or decreased by any term insurance that may be added to the Policy. See section headed “Term Blend Adjustment Factor” for more information.
This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider.
Under this rider, the Full Surrender Value of the Policy will equal:
1)
the Accumulation Value on the date of surrender; less
2)
the sum of the loan balance plus any accrued interest not yet charged; plus
3)
the adjustable benefit enhancement amount, if any.
Adjustable Benefit Enhancement Amount.  On each Policy Anniversary, this amount will equal the lesser of a. or b., where:
a)
is the requested adjustable benefit enhancement amount; and
b)
is the maximum adjustable benefit enhancement amount.
This amount will remain level throughout the Insured Employee Coverage Duration, unless a Partial Surrender has been made since the preceding Policy Anniversary. If a Partial Surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.
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Requested Adjustable Benefit Enhancement Amount.  At policy issue, the Owner selects a percentage of the available adjustable benefit enhancement balance. The selected percentage determines the adjustable benefit enhancement amount. The requested adjustable benefit enhancement amount will equal:
1)
the percentage of the available adjustable benefit enhancement balance selected by the Owner; multiplied by
2)
the available adjustable benefit enhancement balance.
Maximum Adjustable Benefit Enhancement Amount.  This is the maximum amount available upon Full Surrender of the Policy during the Insured Employee Coverage Duration. The amount will equal:
1)
the maximum adjustable benefit enhancement rate as determined by the Company; multiplied by
2)
the adjustable benefit enhancement balance, less the amount of Partial Surrenders since the preceding Policy Anniversary, if any; multiplied by
3)
the Term Blend Adjustment Factor.
Maximum Adjustable Benefit Enhancement Rate.  This rate may be changed at any time while this rider is in effect if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any Insured Employee Coverage Duration.
The current maximum adjustable benefit enhancement rates and guaranteed minimum adjustable benefit enhancement rates are:
Insured Employee Coverage Duration	Current Rate	Guaranteed Rate
1	11%	2%
2	19.6%	2%
3	27.7%	2%
4	35.4%	2%
5	53.2%	2%
6	66.1%	2%
7+	100%	2%
Adjustable Benefit Enhancement Balance.  This is the basis for the total amount of the adjustable benefit enhancement amount available upon Full Surrender of the Policy. On each Monthly Deduction day, the balance will be calculated as:
1)
the adjustable benefit enhancement balance on the preceding Monthly Deduction day; minus
2)
the adjustable benefit enhancement deduction amount; minus
3)
the amount of any Partial Surrenders since the preceding Monthly Deduction day, if any; plus
4)
the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3%.
The duration of the benefit depends on the requested adjustable benefit enhancement amount chosen by the Owner. A requested adjustable benefit enhancement amount less than the maximum will extend the duration of the benefit. Unless terminated under this rider’s provisions, the benefit will last for a minimum of seven years. This rider provides no benefits after the adjustable benefit enhancement deductions reduce the adjustable benefit enhancement amount to zero.
On the Date of Issue of the rider, the adjustable benefit enhancement balance will be the lesser of a) or b), where:
a)
is the sum of Premiums paid on the Date of Issue of the Policy; and
b)
is the Target Premium for the Insured Employee Coverage Duration, as shown in the Policy Specifications. If a term insurance rider is attached to your Policy, the Target Premium will be multiplied by the ratio of the target face amount to the basic Policy Specified Amount for use here; this information is also shown in the Policy Specifications.
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The initial adjustable benefit enhancement balance will not be increased or decreased by any term insurance that may be added through another rider.
Adjustable Benefit Enhancement Deduction Amount.  This is the amount of adjustable benefit enhancement that was available in the previous Insured Employee Coverage Duration. The adjustable benefit enhancement balance will be permanently decreased by this amount each Insured Employee Coverage Duration. For the Monthly Deduction day coinciding with the Policy Anniversary, this deduction amount is equal to the lesser of a. or b., where:
a)
is the requested adjustable benefit enhancement amount; and
b)
is the maximum adjustable benefit enhancement amount.
For other Monthly Deduction days, the deduction amount will be zero.
Term Blend Adjustment Factor.  This factor is equal to 1.0 unless a term insurance rider is attached to your Policy. If a term insurance rider is attached to your Policy, the Term Blend Adjustment Factor will equal (1) plus ((2) multiplied by (3)) where :
1)
is the minimum adjustment factor, as shown in the Policy Specifications;
2)
is one minus the minimum adjustment factor; and
3)
is the ratio of the basic Policy Specified Amount to the target face amount.
If term insurance is added to the Policy, the Term Blend Adjustment Factor will reduce the maximum adjustable benefit enhancement amount, and limit the amount of benefit available under this rider, as though no term insurance is in force. If no term insurance is added to the Policy, the Term Blend Adjustment Factor will have no effect on the maximum adjustable benefit enhancement amount. Therefore, the benefit provided by this rider is not increased or decreased by any term insurance that may be added to the Policy.
This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the Policy for the purpose of effecting an exchange for another policy under Section 1035 of the Internal Revenue Code. In the event of a Section 1035 exchange, the adjustable benefit enhancement amount will not be payable.
The rider otherwise terminates on the earliest of:
1)
the death of the Insured, or
2)
the maturity date of the Policy, as shown in the Policy Specifications; or
3)
the date this Policy is terminated, as provided under the Grace Period provision of the Policy; or
4)
the next Monthly Deduction day after we receive your written request to terminate this rider.
Change of Insured Rider. With this rider, you may name a new Insured Employee in place of the current Insured Employee. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured Employee may differ from charges applicable to the current Insured Employee. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
Enhanced Surrender Value Rider. This rider is no longer available for new sales. This rider was generally elected at application and was offered with all Policies described in this prospectus. Availability of the rider was subject to underwriting requirements for total Premiums expected to be paid, and other underwriting criteria. It could not be elected if you have elected the Adjustable Benefit Enhancement Rider or the Load Amortization Rider. It may be added after the Date of Issue of the Policy only with Lincoln’s consent. There is no cost for this rider.
This rider provides two additional benefits:
(a)
Surrender Value benefit: an extra benefit in the event of a Full Surrender of the Policy, and
(b)
expense reduction benefit: a reduction in expense charges and fees in the Policy.
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A. Surrender Value benefit:
Under this rider, the Full Surrender Value of the Policy will equal:
(a)
the policy value on the date of surrender; less
(b)
the loan balance plus any accrued interest; plus
(c)
the Surrender Value benefit.
The Surrender Value enhancement benefit is an amount equal to the lesser of (a) or (b), where:
(a)
is the Target Enhancement Amount; and
(b)
is the Maximum Enhancement Amount.
Target Enhancement Amount. On any Monthly Deduction Day, the Target Enhancement Amount is equal to the Target Surrender Value less the Accumulation Value of the Policy. For purposes of this rider, if the Target Enhancement Amount is negative, it will be considered to be zero.
Target Surrender Value. On each Monthly Deduction day, the Target Surrender Value will be calculated as (1), plus (2), plus (3), minus (4), where:
(1)
is the Target Surrender Value on the immediately preceding Monthly Deduction day.
(2)
is all Premiums received since the immediately preceding Monthly Deduction day.
(3)
is monthly equivalent interest on items (1) and (2) calculated using the annual Target Yield rate shown on Target Yield rate table.
(4)
is the amount of any Partial Surrenders since the immediately preceding Monthly Deduction day.
On the Date of Issue, the Target Surrender Value will be the initial Premium received. On any day other than the Date of Issue or a Monthly Deduction day, the Target Surrender Value will be the Target Surrender Value as of the preceding Monthly Deduction day, plus all Premiums received and less any Partial Surrenders taken since the preceding Monthly Deduction day.
Target Yield. The Target Yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Target Yield rates are:
Insured Employee Coverage Duration	Target Yield Rate	Insured Employee Coverage Duration	Target Yield Rate
1	7%	7	4%
2	7%	8	3%
3	7%	9	2%
4	6%	10	1%
5	5.5%	11+	0%
6	5%
The Target Yield rate will not exceed 15% in any Insured Employee Coverage Duration.
Maximum Enhancement Amount. The Maximum Enhancement Amount is equal to the Cumulative Surrender Value Premium times the maximum enhancement rate for any Insured Employee Coverage Duration times the term blend adjustment factor.
Cumulative Surrender Value Premium. The Cumulative Surrender Value Premium for any Insured Employee Coverage Duration is the lesser of (a) or (b), where:
(a)
Is the sum of the Premiums paid during the Insured Employee Coverage Duration; less the sum of any Partial Surrenders during the Insured Employee Coverage Duration; and
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(b)
Is the Target Premium for the Insured Employee Coverage Duration; times the ratio of the target face amount to the basic Policy Specified Amount if a term insurance rider is attached to this Policy.
During the first Insured Employee Coverage Duration, the Cumulative Surrender Value Premium for all prior Insured Employee Coverage Durations is zero.
Maximum Enhancement Rate. The Maximum Enhancement Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:
Insured Employee Coverage Duration	Maximum Enhancement Rate	Insured Employee Coverage Duration	Maximum Enhancement Rate
1	16%	7	5%
2	15%	8	3%
3	15%	9	2%
4	12%	10	1%
5	9%	11+	0%
6	7%
The Maximum Enhancement Rate will not exceed 25% in any Insured Employee Coverage Duration.
Term Blend Adjustment Factor. The Term Blend Adjustment Factor is equal to 1.0 unless a term insurance rider is attached to the Policy. If a term insurance rider is attached to this Policy, the Term Blend Adjustment Factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic Policy Specified Amount to the target face amount shown in the Policy Specifications. The current value of the minimum adjustment factor is shown in the Policy Specifications.
B. Expense reduction benefit.
In Insured Employee Coverage Durations six through ten, this rider will provide a reduction to the expense charges deducted under the Policy. This amount is equal to the following:
Insured Employee Coverage Duration	Expense Reduction Amount
6-10
The lesser of (a) or (b) where:

(a)is the expense reduction rate times the accumulated
premiums paid for Insured Employee Coverage Durations
one through five; and

(b)is the expense charges due under the Policy.

There is no expense reduction in Insured Employee Coverage Durations 1 through 5 or in Insured Employee Coverage Duration 11 and beyond.
Expense Reduction Rate. The Expense Reduction Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current expense reduction rates are:
Insured Employee Coverage Duration	Monthly Expense Reduction Rate	Insured Employee Coverage Duration	Monthly Expense Reduction Rate
1	0%	7	0.00833%
2	0%	8	0.00833%
3	0%	9	0.00833%
4	0%	10	0.00833%
5	0%	11+	0%
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Insured Employee Coverage Duration	Monthly Expense Reduction Rate	Insured Employee Coverage Duration	Monthly Expense Reduction Rate
6	0.00833%
The Expense Reduction Rate will not exceed an annual rate of 5% in any Insured Employee Coverage Duration.
If this rider is elected, in lieu of the Monthly Deduction as described in the Policy, the Monthly Deduction for a Policy Month beginning in Insured Employee Coverage Duration 6 will be calculated as (1) plus (2) less the expense reduction amount, where:
(1)
is the cost of insurance for the base Policy and the cost of any supplemental riders or optional benefits, and
(2)
is the monthly Administrative Fee for the base Policy.
This rider will terminate without value in the event that this Policy is exchanged for another under §1035 of the Internal Revenue Code.
This rider otherwise terminates on the earliest of:
(1)
the death of the Insured Employee; or
(2)
the maturity date of this Policy; or
(3)
the date this Policy ends; or
(4)
the next Monthly Deduction day after we receive your written request to terminate this rider.
Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured Employee, which is annually renewable to Attained Age 100. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider’s benefit amount varies from month to month.
The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount.
The cost of the rider is added to the Monthly Deductions, and is based on the Insured Employee’s premium class, issue age and the number of Insured Employee Coverage Durations elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.
The rider’s death benefit is included in the total death benefit paid under the Policy.
Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
Optional Sub-Account Allocation Programs
You may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at a time.
Dollar Cost Averaging systematically transfers amounts from the account(s) made available by us and specified by you. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or
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quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force.
By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.
You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.
Dollar Cost Averaging terminates automatically:
1)
if the value in the money market Sub-Account is insufficient to complete the next transfer;
2)
one week after our Administrative Office receives a request for termination in writing, with adequate authentication;
3)
after 12 or 24 months (as elected on your application); or
4)
if your Policy is surrendered.
Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.
Continuation of Coverage
Coverage of this Policy will continue to the maturity date if your Surrender Value is sufficient to cover each Monthly Deduction. The maturity date for this Policy is the Policy Anniversary nearest the Insured Employee’s 100th birthday. As of the maturity date, the death benefit will be equal to the Surrender Value.
Paid-Up Nonforfeiture Option
You may elect, any time prior to the maturity date, to continue this Policy as paid-up life insurance. The effective date of the paid-up insurance will be the Monthly Deduction day following the receipt of your written request at our Administrative Office. As of the effective date:
•
the Specified Amount will be the amount which the Surrender Value will purchase as a net single Premium at the Insured Employee’s then Attained Age, using the guaranteed interest and mortality basis of the original Policy (this may not exceed the death benefit),
•
no further Premium Payments, Monthly Deductions, interest credits or changes in coverage may be made,
•
we will transfer the Separate Account Value to the Fixed Account Value, and
•
all extra benefit riders will terminate.
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Coverage Beyond Maturity
At any time prior to the maturity date of this Policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.
If elected, the following will apply:
•
we will transfer the value of the Separate Account to the Fixed Account,
•
we will credit interest on the policy value,
•
where permitted by law we will continue to charge you Monthly Deductions, except we will not charge you any cost of insurance,
•
loan interest on any loans outstanding on the maturity date will continue to accrue,
•
the death benefit will be equal to the policy value and the Death Benefit Proceeds will be the policy value less any Indebtedness.
This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.
At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the maturity date. Therefore, you should consult your tax advisor before the Policy becomes eligible for coverage beyond maturity.
Termination of Coverage
All policy coverage terminates on the earliest of:
1)
Full Surrender of the Policy;
2)
death of the Insured Employee;
3)
failure to pay the necessary amount of Premium to keep your Policy in force; or
4)
the maturity date, unless coverage beyond maturity is elected.
Loan interest will continue to accrue on any outstanding loans.
State Regulation
New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your Policy.
PREMIUMS
You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the “Lapse and Reinstatement” section of this prospectus.) Premiums may be paid any time before the Insured Employee reaches age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the “Planned Premiums; Additional Premiums” section of this prospectus.)
The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.
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Allocation of Net Premium Payments
Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.
You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on a form provided by us for that purpose. Net Premium Payments will be allocated on the same basis as the initial Net Premium Payment unless we are instructed otherwise, in writing or electronically. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time.
The percentages of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received in Good Order at our Administrative Office. Premium Payments received from you or your broker-dealer in Good Order at our Administrative Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time on a business day), will be processed using the accumulation unit value computed on that Valuation Date. Premium Payments received in Good Order after market close will be processed using the accumulation unit value computed on the next Valuation Date. Premium Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. Premium Payments placed with your broker-dealer after market close will be processed using the accumulation unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., Eastern time). In such instances, Premium Payments received after such early market close will be processed using the accumulation unit value computed on the next Valuation Date.
The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.
Planned Premiums; Additional Premiums
Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. We reserve the right to stop sending Premium reminder notices if no Premium Payment has been made within two Policy Years. Premium Payments may be billed annually, semi-annually, quarterly, or monthly.
In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.
Unless you specifically direct otherwise, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied as Premium and will not repay any outstanding loans. There is no Premium Load on any payment which you specifically direct as repayment of an outstanding loan.
You may increase Planned Premiums, or pay additional Premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.
We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Accumulation Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.
We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your Policy exceeds the limit is referred to as the Guideline Premium Test or, if you so elected at the time you applied for the Policy, the Cash Value Accumulation Test. The excess amount of Premium will be returned to you. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. Refer to the section headed “Tax Issues” for more information.
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Policy Values
Policy value in your variable life insurance policy is also called the “Accumulation Value”.
The Accumulation Value equals the sum of the Fixed Account Value, the Separate Account Value, and the Loan Collateral Account. At any point in time, the Accumulation Value reflects:
1)
Net Premium Payments made;
2)
the amount of any Partial Surrenders;
3)
any increases or decreases as a result of market performance of the Sub-Accounts;
4)
interest credited to the Fixed Account or the Loan Collateral Account; and
5)
all charges and fees deducted.
The Separate Account Value, if any, is the portion of the Accumulation Value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. The current value of each Sub-Account is determined by multiplying the number of Variable Accumulation Units credited or debited to that Sub-Account with respect to this Policy by the Variable Accumulation Unit Value of that Sub-Account for such Valuation Period.
The “Variable Accumulation Unit” is a unit of measure used in the calculation of the value of each Sub-Account. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for a Valuation Period is determined as follows:
1)
the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus
2)
the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
3)
the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.
In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. Fixed Account principal is not subject to market fluctuation and interest is credited at a daily rate of 0.00809863% (equivalent to a compounded annual rate of 3%).
The Loan Collateral Account, if any, reflects  amounts held as collateral on any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company’s General Account. Amounts transferred to the loan balance do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the loan balance. The loan balance will earn interest at an annual rate of but not less than 3%.
We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate before the new rate becomes effective.
The interest earned by the loan balance will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.
The “Net Accumulation Value” is the Accumulation Value less the loan balance. It represents the net value of your Policy and is the basis for calculating the Surrender Value.
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Annual Statement
We will tell you at least annually the Accumulation Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the loan balance. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.
DEATH BENEFITS
The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured Employee, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment.
Death Benefit Proceeds
Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured Employee. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
After receipt at our Administrative Office of proof of death of the Insured Employee and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
Death Benefit Options
Three different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:
1) the amount determined by the death benefit option in effect on the date of the death of the Insured Employee, or
2) a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your Policy.
Death Benefit Proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.
The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1	Specified Amount, which includes the Accumulation Value as of the date of the Insured Employee’s death.	Generally provides a level death benefit
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Option	Death Benefit Proceeds Equal to the	Variability
2	Sum of the Specified Amount plus the Accumulation Value as of the date of the Insured Employee’s death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.
3
Specified Amount plus the accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the Premium
accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), less withdrawals as of the date of the Insured Employee’s death.
Will generally increase, depending on the amount of Premium paid.
If your Policy includes a term insurance rider, the target face amount replaces the Specified Amount in each of the death benefit options.
If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.
Changes to the Initial Specified Amount and Death Benefit Options
Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000.
The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.
You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The new Specified Amount will equal the Specified Amount prior to the change minus the Accumulation Value at the time of the change.
2 to 1	The new Specified Amount will equal the Specified Amount prior to the change plus the Accumulation Value at the time of the change.
1 to 3	Changes from Option 1 to Option 3 are not allowed.
3 to 1
The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.

2 to 3	Changes from Option 2 to Option 3 are not allowed.
3 to 2	Changes from Option 3 to Option 2 are not allowed.
Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.
We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.
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Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.
Death Benefit Qualification Test
You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed.
The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.
The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.
The tests differ as follows:
(1)
The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.
(2)
The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.
(3)
If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC’s in your prospectus).
(4)
If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.
(5)
While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.
You should consult with a qualified tax advisor before choosing the death benefit qualification test.
Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
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POLICY SURRENDERS
You may surrender your Policy at any time by submitting a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.
The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. This equals the Accumulation Value minus the loan balance including any accrued interest, plus any amount that may be provided by a rider. All or part of the Surrender Value may be applied to one or more of the settlement options.
If we receive a surrender or Partial Surrender request in Good Order at our Administrative Office before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time on a business day), we will process the request using the accumulation unit value computed on that Valuation Date.  If we receive a surrender or Partial Surrender request in our Administrative Office after market close, we will process the request using the accumulation unit value computed on the next Valuation Date.  There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., Eastern time). In such circumstances, surrenders or Partial Surrenders requested after such early market close will be processed using the accumulation unit value computed on the next Valuation Date.
Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.
Partial Surrender
You may make a Partial Surrender, withdrawing a portion of your policy values, any time after the first Insured Employee Coverage Duration, while the Policy is in force. You must request a Partial Surrender in writing. The total of all Partial Surrenders may not exceed 90% of the Surrender Value of your Policy. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.
Partial Surrenders may reduce the Accumulation Value, the death benefit, and the Specified Amount. The amount of the Partial Surrender will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.
Death Benefit Option in Effect	Impact of Partial Surrender
1	Will reduce the Accumulation Value, death benefit and the Specified Amount.
2	Will reduce the Accumulation Value and the death benefit, but not the Specified Amount.
3
Will reduce the Accumulation Value, accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the premium accumulation rate, less any prior withdrawals), death benefit and may reduce the Specified Amount.

Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.
POLICY LOANS
You may borrow against the Surrender Value of your Policy. We reserve the right to limit the amount of your loan so that total Policy Indebtedness will not exceed 90% of an amount equal to the Accumulation Value minus the loan
43

balance. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy’s death benefit and Accumulation Value.
An amount equal to the amount of any loans you take will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values and transferred to the Loan Collateral Account. The amount allocated to the Loan Collateral Account will always equal the total amount of all loans taken and any interest accrued but not paid on them (the “loan balance”.) Amounts transferred to the Loan Collateral Account do not participate in the performance of the Sub-Accounts or Fixed Account other than as noted below . Unless paid in advance, loan interest will be treated as an additional Policy Loan and added to the loan balance. Amounts equal to due and unpaid interest are also proportionally transferred to the Loan Collateral Account. Loans, therefore, can affect the Policy's death benefit and Accumulation Value whether or not they are repaid. Policy Values in the Loan Collateral Account are part of the Company's General Account.
Your outstanding loan balance may be repaid at any time during the lifetime of the Insured Employee. The loan balance will be reduced by the amount of any loan repayment. An amount equal to any repayment will be transferred from the Loan Collateral Account and allocated to the Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are then being allocated.
If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, there may be adverse tax consequences.
The annual loan interest rate we charge during any Insured Employee Coverage Duration will be:
•
the monthly average (Moody’s Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,
•
3.5%
This rate may increase only when it would be at least 0.5% higher than the prior Insured Employee Coverage Duration’s rate and decrease only when it would be at least 0.5% lower than the prior Insured Employee Coverage Duration’s rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior Insured Employee Coverage Duration.
When you take a loan, we will tell you the current Policy Loan Interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.
Amounts in the Loan Collateral Account shall earn interest at a lower rate than the Policy Loan Interest rate. The difference between the rates will never exceed 0.50%.
Please note that there may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
POLICY LAPSE
If at any time the Accumulation Value less the Loan Collateral Account value is insufficient to pay the Monthly Deduction, all policy coverage will terminate. This is referred to as Policy Lapse.
The Accumulation Value less the Loan Collateral Account value may be insufficient:
1)
because it has been exhausted by earlier deductions;
2)
as a result of poor investment performance;
3)
due to Partial Surrenders;
4)
due to Indebtedness for Policy Loans; or
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5)
because of a combination of any of these factors.
If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Accumulation Value less the Loan Collateral Account value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Deduction day, we will send a Grace Notice to you, or any assignee of record. The Grace Notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
If the amount in the Grace Notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the Grace Notice was mailed, and (b) 61 days after the Monthly Deduction day on which the Monthly Deduction could not be paid. If the Insured Employee dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.
Reinstatement of a Lapsed Policy
There is no reinstatement provision for this Policy.
TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.
Taxation of Life Insurance Contracts in General
Tax Status of the Policy. Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”) establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The Cash Value Accumulation Test, which does not limit Premiums paid, requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured's age, gender, and risk classification. Once your Policy is issued, the qualification test elected at Policy issue cannot be changed. As a result, the death benefit payable will generally be excludable from the Beneficiary’s gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are “adequately diversified” in accordance with U.S. Treasury Department (“Treasury”) regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.
Investments in the Separate Account Must be Diversified. For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered “adequately diversified.”
Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the
45

Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.
No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.
Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death) which will be includible in the Beneficiary’s income.
Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured’s death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the “investment in the contract.” (If there is any Debt at the time of a total withdrawal, such Debt will be treated as an amount received by the Owner.) The “investment in the contract” generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.
Policies That Are MECs
Characterization of a Policy as a Modified Endowment Contract (“MEC”). A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the “7-Pay Test,” a test that compares actual paid Premium in the first seven years or the seven years following a material change against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years or in the first seven years following a material change.
Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Policy is a MEC, withdrawals and loans from your Policy will be treated first as income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, and any monthly charge for additional benefits that are not qualified additional benefits, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.
Additional Taxes Payable on Withdrawals. A 10% additional tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a
46

series of substantially equal periodic payments for your life (or life expectancy). None of the additional tax exceptions apply to a taxpayer who is not an individual.
Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% additional tax described above.
Policies That Are Not MECs
Tax Treatment of Withdrawals. If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.
Certain Distributions Required by the Tax Law in the First 15 Policy Years. Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the Specified Amount is decreased, withdrawals are made, and in certain other instances.
Tax Treatment of Loans. If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Collateral Account equals the interest rate charged to you for the loan, such as in the case of an alternative Policy Loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.
Other Considerations
Insured Lives Past Age 100. If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect, in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Accumulation Value in the year the Insured attains age 100.
Compliance with the Tax Law. We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.
Disallowance of Interest Deductions. Interest on Policy Loan Indebtedness is not deductible.
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If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner’s spouse at the time first covered by the Policy.
Employer-Owned Contracts. In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.
Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.
Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.
Changes in the Policy or Changes in the Law. Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Reportable Policy Sales. Section 6050Y, added to the Code on December 22, 2017, imposes information reporting requirements on the acquirer and issuer in the case of the acquisition, or notice of the acquisition, of an existing life insurance contract in a reportable policy sale. In addition, there is a new reporting requirement on each person who makes a payment of reportable death benefits. A reportable policy sale means the acquisition of an interest in a life insurance contract, directly or indirectly, where the acquirer has no substantial family, business, or financial relationship with the Insured apart from the acquirer’s interest in such life insurance contract. A reportable death benefit means the amount paid by reason of the death of the Insured under a life insurance contract that has been transferred in a reportable policy sale.
The IRS and Treasury issued Final Regulations under section 6050Y in 2019. Under the Regulations, compliance with 6050Y is required for any reportable policy sale that occurred after December 31, 2018, and any reportable death benefits paid after December 31, 2018.
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Fair Market Value of Your Policy
It is sometimes necessary for tax and other reasons to determine the “value” of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.
Tax Status of Lincoln Life
Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.
Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.
LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without any material adverse effect on the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company’s operating results for any particular reporting period.
Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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FINANCIAL STATEMENTS
The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are located in the SAI.
50

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS International Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is available only to existing Cases as of May 1, 2012. Consult your registered representative.	0.90%	15.15%	5.81%	2.09%
Long-term growth of capital.	AB VPS Relative Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is available only to existing Cases as of May 2, 2011. Consult your registered representative.	0.61%[2]	12.03%	11.85%	9.32%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term capital appreciation.	Allspring VT Discovery SMID Cap Growth Fund - Class 2	1.15%[2]	20.14%	9.90%	7.43%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 2	0.53%[2]	9.01%	7.47%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High- Income Trust - Class 2	0.57%[2]	12.45%	6.09%	4.41%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2	0.48%[2]	5.02%	1.89%	2.08%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 2	0.51%[2]	2.89%	1.04%	1.52%
Long-term total return and current income.	BlackRock Equity Dividend V.I. Fund - Class I	0.67%[2]	12.24%	11.54%	9.00%
To maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I	0.56%[2]	13.21%	5.74%	4.46%
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	0.85%	24.43%	8.31%	6.64%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	8.40%	9.56%	7.89%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the “S&P 500( (Reg. TM)) Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.25%[2]	26.00%	15.40%	11.74%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000((Reg. TM)) Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc. This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.38%[2]	16.76%	9.67%	6.89%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Service Class This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.63%	12.90%	7.38%	5.30%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 Portfolio(SM) - Service Class	0.67%	16.71%	10.74%	7.56%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2065 PortfolioSM - Service Class This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.72%	19.29%	N/A	N/A
High total return with a secondary objective of principal preservation. A fund of funds.	Fidelity® VIP Freedom Income PortfolioSM - Service Class	0.47%	7.81%	3.85%	3.29%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class	0.48%	6.12%	1.87%	2.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class	0.83%	20.41%	9.87%	4.80%
Above average income and long- term capital growth, consistent with reasonable investment risk.	Fidelity® VIP Real Estate Portfolio - Service Class	0.70%	11.09%	5.12%	5.93%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.65%[2]	12.39%	14.04%	10.51%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%[2]	12.75%	11.06%	7.04%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	27.12%	13.82%	9.24%
Income.	Franklin U.S. Government Securities VIP Fund - Class 1	0.52%	4.76%	0.47%	0.98%
Long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	1.09%[2]	11.11%	13.06%	7.82%
Total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares	0.97%[2]	15.57%	4.81%	3.41%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	12.36%	13.49%	8.92%
Long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Shares	0.75%	12.66%	11.77%	8.25%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.88%	18.13%	13.07%	8.93%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Service Shares This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.82%[2]	5.29%	1.55%	1.66%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II (formerly American Century VP Disciplined Core Value Fund) advised by Lincoln Financial Investments Corporation	0.71%[2]	8.65%	10.19%	8.19%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class (formerly American Century VP Inflation Protection Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	3.40%	2.65%	1.90%
Capital growth.	LVIP American Century International Fund - Standard Class II (formerly American Century VP International Fund) advised by Lincoln Financial Investments Corporation	0.95%[2]	12.57%	8.29%	4.07%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II (formerly American Century VP Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.86%[2]	6.13%	11.05%	8.77%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.90%[2]	18.10%	13.95%	9.62%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.66%[2]	9.39%	9.55%	6.43%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.67%[2]	34.15%	13.82%	9.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.73%[2]	17.75%	10.22%	6.41%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.88%	19.94%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	22.54%	11.10%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.76%	16.69%	5.51%	2.29%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.61%[2]	21.95%	12.87%	8.02%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	5.91%	1.28%	1.81%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.74%	10.91%	10.98%	8.05%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.78%[2]	12.08%	9.25%	5.62%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%	13.10%	9.41%	7.10%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.69%	27.16%	17.15%	12.44%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	36.85%	13.68%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	0.74%[2]	12.67%	5.51%	3.53%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 18, 2009. Consult your registered representative.	0.71%[2]	9.91%	5.95%	4.45%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.79%[2]	26.01%	10.64%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	4.87%	1.30%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	8.83%	2.74%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.59%[2]	13.51%	6.28%	3.91%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.63%[2]	17.44%	4.94%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	5.17%	1.87%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.53%	5.93%	0.94%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Capital appreciation.	MFS® VIT II Technology Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.85%[2]	54.23%	17.65%	15.56%
Capital appreciation.	MFS® VIT III Mid Cap Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	12.73%	12.90%	8.73%
Capital Appreciation.	MFS® VIT Mid Cap Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.80%[2]	21.32%	13.31%	11.12%
Capital Appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	14.41%	11.08%	7.67%
Total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT Total Return Bond Series - Initial Class advised by Massachusetts Financial Services Company	0.53%[2]	7.38%	1.85%	2.22%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.93%	18.15%	12.07%	8.96%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1.02%	11.00%	8.63%	6.13%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class advised by Pacific Investment Management Company, LLC	1.01%	5.26%	0.97%	1.09%
Maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.84%	3.67%	3.16%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%
To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio	0.74%	9.54%	11.20%	7.84%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	Templeton Growth VIP Fund - Class 1 This fund is available only to existing Cases as of May 21, 2007. Consult your registered representative.	0.87%[2]	21.23%	6.72%	3.50%
Capital Appreciation. A fund of funds.	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	17.37%	10.55%	7.42%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.	TOPS® Conservative ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.56%	9.19%	4.84%	3.37%
Capital Appreciation. A fund of funds.	TOPS® Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	16.09%	9.48%	6.54%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

Additional Information.
More information about the Policy and the LLANY Separate Account S for Flexible Premium Variable Life Insurance (the separate account) is in the current Statement of Additional Information (SAI) for the Lincoln Corporate Variable 5 Flexible Premium Variable Insurance Contract, dated May 1, 2024, as amended or supplemented from time to time. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, or to request other information about the Policy, or to make inquiries about the Policy, call toll-free 1-877-533-0117, or write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348. You can also find the SAI and other information about the contract online at www.lfg.com/VULprospectus or by sending an email request to CustServSupportTeam@lfg.com.
Reports and other information about the separate account are also available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC File Nos. 333-141769; 811-09257
EDGAR Contract Identifier C000049436

SAI 1

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Dated May 1, 2024
Relating to Prospectus Dated May 1, 2024 for

Lincoln Corporate Variable 5 product

LLANY Separate Account S for Flexible Premium Variable Life Insurance, Registrant

Lincoln Life & Annuity Company of New York, Depositor

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.
A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
or by telephoning (877) 533-0117, and requesting a copy of the Lincoln Corporate Variable 5 product prospectus.
TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION
Lincoln Life
Lincoln Life & Annuity Company of New York (Lincoln New York or Company), is a stock life insurance company chartered in 1897 and domiciled in New York. It is engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (“Insurance Department”). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company’s financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.
LLANY Separate Account S for Flexible Premium Variable Life Insurance
On March 2, 1999, the LLANY Separate Account S for Flexible Premium Variable Life Insurance (“Separate Account”) was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The Separate Account is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the Separate Account are, in accordance with the applicable variable life policies, credited to or charged against the Separate Account. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the policies and the obligations set forth in the Policy, other than those of the Owner, are ours. The Separate Account satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the Separate Account. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the Separate Account.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors – the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
2

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.
Changes of Investment Policy
We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), 130 North Radnor Chester Road, Radnor, PA 19087, is the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $57,058 in 2023, $61,445 in 2022 and $66,526 in 2021 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies. The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and generally 20% of all other Premiums paid.
Disaster Plan
Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any Separate Account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. Our insurer financial strength ratings are on outlook stable except for the ratings assigned by Fitch for all three insurance subsidiaries and the rating assigned by AM Best for First Penn Pacific Life Insurance Company, which are on outlook negative. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our
3

competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index. The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Financial Investments Corporation (“LFI”) on behalf of certain LVIP Funds (the “Funds”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS® are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by LFI on behalf of the Funds. It is not possible to invest directly in an index. The Funds is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Funds with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to LFI or the Funds. S&P Dow Jones Indices have no obligation to take the needs of LFI or the owners of the Funds into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR A THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LFI ON BEHALF OF THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
4

SERVICES
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise LLANY Separate Account S for Flexible Premium Variable Life Insurance, as of December 31, 2023, the related statement of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.
Accounting Services
All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.
Transfer Agent
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, Surrenders and Partial Surrenders, fund allocation changes and transfers on behalf of the Company.
Administrative Services
Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.
POLICY INFORMATION
Assignment
While the Insured Employee is living, you may assign your rights in the Policy. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.
Once recorded, the assignment remains effective until released by the assignee in writing. As long as an assignment remains effective, you may need to obtain the consent of the assignee, in writing, for specific actions.
5

Change of Ownership
As long as the Insured Employee is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it.
Beneficiary
The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.
You may change the Beneficiary at any time while the Insured Employee is living, and before the maturity date, except when we have an agreement not to change the Beneficiary or you have assigned that right. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.
If any Beneficiary dies before the Insured Employee, the Beneficiary’s potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured Employee, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.
Exchange of Policy
Within 18 months of the date we issue your Policy, you may exchange your Policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to an equivalent class of this Policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, Date of Issue and age of the Insured Employee as the original Policy.
Settlement Options
Proceeds will be paid in a lump sum unless you choose a settlement option we make available.
Deferral of Payments
Amounts payable as a result of Policy Loans, Surrenders or Partial Surrenders will be paid within seven calendar days upon receipt of documents required to complete the transaction. In the event of a deferral of a surrender, loan or payment of the Death Benefit Proceeds beyond 10 days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.
Incontestability
The Company will not contest your Policy or payment of the Death Benefit Proceeds based on the initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase.
6

Misstatement of Age
If the age of the Insured Employee is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.
Suicide
If the Insured Employee dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured Employee dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.
PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.
Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy’s expenses.
Data reflects:
•
an annual reduction for fund management fees and expenses, but
•
no deductions for additional policy expenses (i.e., Premium Loads, Mortality and Expense Charges, Administrative Fees and Cost of Insurance Charges), which, if included, would have resulted in lower performance.
These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.
Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.
The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.
Money Market Sub-Account:
The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The Money Market Sub-Account’s return is determined by:
a)
calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then
b)
dividing this figure by the account value at the beginning of the period; then
c)
annualizing this result by the factor of 365/7.
Other Sub-Accounts:
The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:
7

P(1 + T)n = ERV
Where:	P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question
N = number of years

ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
(1)
all recurring fees have been charged to the Owner’s accounts; and
(2)
there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.
In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an “N/A”.
FINANCIAL STATEMENTS
The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
8

Prospectus 2

Supplement Dated May 1, 2024

To the Product Prospectuses Dated May 1, 2024 for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your Policy. A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement. Except as amended by this supplement, all information in your product prospectus applies. The funds and their investment advisers and objectives are listed below.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	M Capital Appreciation Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	1.00%	23.56%	12.56%	8.90%
Long-term capital appreciation.	M International Equity Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.76%	16.00%	7.70%	2.45%
Long-term capital appreciation.	M Large Cap Growth Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.77%	32.04%	15.98%	12.39%
Long-term capital appreciation.	M Large Cap Value Fund advised by M Financial Investment Advisers, Inc. (MFIA) This fund is available only to existing policy holders as of May 18, 2009. Consult your financial adviser.	0.65%	7.60%	10.16%	6.96%

Please retain this Supplement for future reference.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life & Annuity Company of New York
Home Office Location:
120 Madison Street
Suite 1310
Syracuse, NY 13202
(888) 223-1860
Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
(877) 533-0117

A Flexible Premium Variable Life Insurance Policy

This prospectus describes Lincoln Corporate Commitment® VUL, a flexible premium variable life insurance contract (the “Policy”), offered by Lincoln Life & Annuity Company of New York (“Lincoln Life”, the “Company”, “We”, “Us”, “Our”). This corporate-owned Policy provides for a death benefit on an employee or other individual in whom the corporate Owner has an insurable interest (the “Insured Employee”), and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.
The Policy described in this prospectus is available only in New York.
You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S, established on March 2, 1999 (“Separate Account”), or to the Fixed Account. Each Sub-Account invests in shares of certain funds. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which are available online at www.lfg.com/VULprospectus. More information about the funds can be found in Appendix A later in this prospectus.
You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the “SAI”). See the last page of this prospectus for information on how you may obtain the SAI. Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Special Terms section.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Prospectus Dated: May 1, 2024

SPECIAL TERMS
The following terms may appear in your prospectus and are defined below:
7-Pay Test—A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.
1933 Act—The Securities Act of 1933, as amended.
1940 Act—The Investment Company Act of 1940, as amended.
Accumulation Value (Total Account Value)—An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.
Administrative Fee—The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Attained Age—An Insured’s Issue Age (shown in the Policy Specifications) plus the number of completed Policy Years.
Beneficiary—The person(s) or entity(ies) designated to receive the Death Benefit Proceeds.
Case—All in force policies issued within the same company and having the same case name and case number.
Cash Value Accumulation Test—A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.
Code—Internal Revenue Code of 1986, as amended.
Cost of Insurance Charge—This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance rate.
Death Benefit Proceeds—The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.
Fixed Account—An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.
Fixed Account Value—An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.
Full Surrender—The withdrawal of all applicable policy values.
Good Order—The actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction.
Grace Notice—Written notice to you (or any assignee or other designee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The Grace Notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
Grace Period—The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the Grace Notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.
Guideline Premium Test—A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.
Indebtedness—The sum of all outstanding loans and accrued interest.
Insured—The person on whose life the Policy is issued.
Loan Account (Loan Collateral Account)—The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.

Loan Account Value—An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.
Market Timing Procedures—Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.
Modified Endowment Contract (MEC)—A life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. If the policy is a MEC, withdrawals and loans from your Policy will be treated first as income and then as a recovery of Premium Payments.
Monthly Anniversary Day—The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.
Monthly Deduction—The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.
Net Accumulation Value—An amount equal to the Accumulation Value less the Loan Account Value.
Net Amount at Risk—The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.
Net Premium Payment—An amount equal to the Premium Payment, minus the Premium Load.
Owner—The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.
Partial Surrender—A withdrawal of a portion of your policy values.
Planned Premium—The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.
Policy Anniversary—The same date (month and day) each Policy Year equal to the Policy Date, or the next
Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.
Policy Date—The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.
Policy Lapse—The day on which coverage under the Policy ends as described in the Grace Period.
Policy Loan—The amount you have borrowed against the Surrender Value of your Policy.
Policy Loan Interest—The charge made by the Company to cover the cost of your borrowing against your Policy.
Policy Month— The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.
Policy Specifications—The pages of the Policy which show your benefits, Premium, costs, and other policy information.
Policy Year—Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.
Premium (Premium Payment)—The amount paid to us for a life insurance policy.
Premium Load—A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.
Reduction in Specified Amount—A decrease in the Specified Amount of your Policy.
Right to Examine Period—The period during which the Policy may be returned to us for cancellation.
SAI—Statement of Additional Information.
SEC—The Securities and Exchange Commission.
Separate Account Value (Variable Accumulation Value)—An amount equal to the values in the Sub-Accounts.
Specified Amount (Initial Specified Amount)—The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the “Initial Specified Amount”. The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.

Sub-Account(s)—Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.
Surrender Value—An amount equal to the Net Accumulation Value less any accrued loan interest not yet charged.
Underlying Fund—The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.
Valuation Day—Each day on which the New York Stock Exchange is open and trading is unrestricted.
Valuation Period—The time between Valuation Days.
Variable Accumulation Unit—A unit of measure used in the calculation of the value of each Sub-Account.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no Surrender Charges associated with this Policy.			•Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.			•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.64%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option(including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-877-533-0117 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Sub-
Accounts in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another
Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.
•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
•Transfer Fee •Sub-Account Availability and Substitution of Funds

	RESTRICTIONS	Location in Prospectus
Optional Benefits
•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
•Riders
	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.
•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
•Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Change of Plan (located in the SAI)

OVERVIEW OF THE POLICY
What is the purpose of the Policy?
Lincoln Corporate Commitment® VUL is a flexible premium variable life insurance policy. This corporate-owned Policy provides for a death benefit on an Insured Employee or other individual in whom the corporate Owner has an insurance interest. Its primary purpose is to provide Owners a death benefit. In exchange for your Premium Payments, upon the death of the Insured, we will pay the Beneficiary a death benefit. The Policy can also be a helpful financial tool for financial and investment planning.
The Policy may not be appropriate if you do not have a long-term investment time horizon. Although Owners have access to their Surrender Value at any time, it is not intended for people who may need to make frequent withdrawals or access their money within a short time frame, as such withdrawals can reduce the level of death benefit.
When do I have to pay Premiums and how do they get invested?
After the initial minimum Premium Payment is made, there is no minimum Premium required except to keep the Policy in force. You may generally select and vary the frequency and the amount of any Premium Payments up to the Insured’s Attained Age of 100.
After we deduct the Premium Load from your Premium Payment, we allocate your Net Premium Payment at your direction among the Policy’s Sub-Accounts and/or Fixed Account. Please see Principal Risks of Investing in the Policy in the prospectus for more information. For monies allocated to the Sub-Account, we use your Premium Payments to purchase shares of funds that follow investment objectives similar to the investment objectives of the corresponding Sub-Account. We refer to these funds as “Underlying Funds,” and they are collectively known as the Elite Series. More information about the Underlying Funds is provided in an Appendix. Please see Appendix A: Funds Available Under the Policy. Comprehensive information on the funds may be found in the funds’ prospectuses which are available online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
Although Premium Payments are not required, from time to time, there may be insufficient value to cover the Policy’s Monthly Deductions. If this happens, a Premium Payment will be needed in order to ensure the Policy’s Surrender Value is sufficient to pay the Monthly Deductions. If a Premium Payment is not made, the Policy will lapse.
What are the primary features and options that the Policy Offers?
Death Benefit. Upon the death of the Insured Employee, we will pay your designated Beneficiary a death benefit while this Policy remains in force. See the Death Benefit section of this prospectus for more information.
Access to Policy Values through Surrenders and Withdrawals. You may request a Full Surrender of your Policy, and we will pay you its Surrender Value. You may also request a Partial Surrender, which is a portion of the Surrender Value.
Loans. You may take a loan on the Policy, which is subject to interest. See the Policy Loan section of this prospectus for more information.
Transfers. Generally, you may transfer funds among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Automatic Rebalancing. These transfers do not count against the free transfers available. You may incur an additional fee for transfers in excess of 24 transfers in any Policy Year.

Tax Treatment. Variable life insurance policies have significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis until withdrawn, and transfers from one Sub-Account to another or to the Fixed Account generate no current taxable gain or loss. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or Partial Surrender if the Owner is under the age of 59½.
Additional Benefits. There are several additional benefits you may add to your Policy by way of riders. An additional charge may apply if you elect a rider. The riders available with this Policy are listed in the Riders section of this prospectus.
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected.
The fees shown in the tables below are the maximums we can charge.
Transaction Fees
The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to 5% charge included in the Premium (Load)
Maximum Deferred Acquisition Cost (DAC) Tax	When you pay a Premium	1%
Maximum Deferred Sales Charge (Load)	When you take a Full Surrender or Partial Surrender of your Policy	There is no charge for surrendering your Policy or for a Partial Surrender.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Insured Employee Coverage Duration	$25 for each additional transfer
Periodic Charges Other than Annual Underlying Fund Fees and Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $34.26 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured Employee (male, age 45, non-tobacco): $0.22 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.50%, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $10, plus an additional amount up to a maximum of $0.17 per $1,000 of Specified Amount
Policy Loan Interest	Annually	The greater of 3.50%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary.
Optional Benefit Charges
Term Insurance Rider*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:[1]
•Maximum: $34.26 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured Employee (male, age 45, non-tobacco): $0.22 per $1,000
*
These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
1
Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown in the table above.
The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.

Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.64%[1]
1
The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value (may also be referred to in some riders as “Total Account Value”) and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. We are also responsible for providing for all administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.
The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit coverage, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.
Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Tax Consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.
Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future.
In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
Lincoln Life is a stock life insurance company chartered in 1897 and now domiciled in New York. It is engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims-paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under “How to Obtain More Information.” Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to Owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
General Account. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. The General Account represents all of the general assets of the Company. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.
Fixed Account. The Fixed Account assets are general assets of the Company, and are held in the Company’s General Account. Amounts allocated to the Fixed Account are not subject to market fluctuation and interest is credited at a daily rate of 0.00809863% (equivalent to a compounded annual rate of 3%) or a higher rate determined by the Company. The current interest rate is shown on the Annual Statement.
The Fixed Account is not registered under the 1933 Act. The Fixed Account is not registered as an investment company under the 1940 Act. Disclosures in the prospectus regarding the Fixed Account are subject to certain generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of disclosures.
Separate Account. The investment performance of assets in the Separate Account is kept separate from that of the Company’s General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company’s other income, gains or losses. The Separate Account’s values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the “SEC” or the “Commission”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”) and meets the definition of “separate account.” We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claim payments.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
Fund Participation Agreements
In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the Underlying Fund company and their advisors or distributors. In some of these agreements, we must perform certain services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0% and 0.30% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund’s advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. We may also receive compensation for marketing and distribution which may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Delaware VIP Trust, Eaton Vance Variable Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lincoln Variable Insurance Products Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust and Wells Fargo Variable Trust.
Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund’s average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.

Distribution of the Policies and Compensation
The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company’s Principal Underwriter, Lincoln Financial Distributors, Inc. (“LFD”). The Company’s affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively, “LFN”), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.
The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and generally 20% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on Accumulation Value.
In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and “non-cash compensation.” “Non-cash compensation”, as defined under FINRA’s rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.
Broker-dealers or their affiliates may be paid additional amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales incentives relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.
These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.
Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.
Sub-Accounts and Funds
The variable investment options in the Policy are Sub-Accounts of the Separate Account (“Sub-Accounts”). Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.
We create Sub-Accounts and select the Underlying Funds, the shares of which are purchased by amounts allocated or transferred to the Sub-Accounts, based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund (or an affiliate, investment advisor or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment advisor or its distributor. Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional Premium Payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the selection factors discussed above and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.
Certain Underlying Funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as “funds of funds”, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us may manage some of the available funds of funds. Our affiliates may promote the benefits of such funds to Owners and/or suggest that Owners consider whether allocating some or all of their policy value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Policy.
Certain of the Underlying Funds, including funds managed by an advisor affiliated with us, employ risk management strategies that are intended to control the Underlying Funds’ overall volatility, and for some Underlying Funds, to also reduce the downside exposure of the Underlying Funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the positive growth potential of the Underlying Fund in rising equity markets relative to other funds. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as “junk bonds”) as detailed in the individual Underlying Fund prospectus. For more information about the Underlying Funds and the investment strategies they employ, please refer to the Underlying Funds’ current prospectuses.

Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contract holders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund’s Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.
There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund’s prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.
Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.
If an Underlying Fund imposes restrictions with respect to the acceptance of Premium allocations or transfers, we reserve the right to reject an allocation or transfer request at any time that the Underlying Fund has notified us that such would not be accepted. We will notify you if your allocation or transfer request is or becomes subject to such restrictions.
Information regarding each Underlying Fund, including (i) its name; (ii) its investment objectives; (iii) its investment advisor and any sub-investment advisers; (iv) its current expenses; and (v) and certain performance is available in Appendix A: Funds Available Under the Policy at the back of this prospectus. Comprehensive information on each Underlying Fund may be found in that Underlying Fund’s prospectus or summary prospectus. Prospectuses for each of the Underlying Funds are available by calling 1-877-533-0117, by emailing a request to CustServSupportTeam@lfg.com, or on-line at www.lfg.com/VULprospectus.
Sub-Account Availability and Substitution of Funds
We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts. If we change any Sub-Accounts or substitute any Underlying Funds, we will make appropriate endorsements to the Policies.
Placing or transferring money into the money market Sub-Account may have impacts on other features of your Policy. Prior to moving money into the money market Sub-Account or allowing it to default into the money market Sub-Account as a result of a fund liquidation, refer to your Policy for specific impacts that may apply, if any. We will notify you of any change that is made.
If we obtain appropriate approvals from Owners and securities regulators, we may:
•
Change the investment objective of the Separate Account;
•
Operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;
•
Deregister the Separate Account; or
•
Combine the Separate Account with another Separate Account.

If required by law, we will obtain any required approvals from Owners, the SEC, and state insurance regulators before substituting any Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced.
We may close Sub-Accounts to Owners that purchase a new Policy after a specified date, and these Owners may not allocate Net Premium Payments or policy value to the closed Sub-Account. Owners that purchased a Policy prior to the specified date may continue to allocate Net Premium Payments and policy value to the Sub-Account.
From time to time, certain of the Underlying Funds may merge with other funds. If a merger of an Underlying Fund occurs, the policy value allocated to the existing fund will be transferred into the surviving fund. Any future Net Premium Payments allocated to the existing fund will automatically be allocated to the surviving fund unless otherwise instructed by you.
In addition, a Sub-Account may become unavailable due to the liquidation of its Underlying Fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will transfer any policy value in the liquidated Underlying Fund to the money market Sub-Account or a Sub-Account investing in another Underlying Fund designated by us. Any future Net Premium Payments allocated to the liquidated fund will automatically be allocated to the money market Sub-Account or a Sub-Account investing in another Underlying Fund designated by us unless otherwise instructed by you.
Voting Rights
The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares. If the 1940 Act or any other regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.
Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Owner provide their voting instructions to the Company. For funds un-affiliated with Lincoln, even though Owners may choose not to provide voting instructions, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instructions will be voted by the Company in the same proportion as the voting instructions which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Owners would have been entitled to provide voting instructions will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Owners eligible to vote, be voted on by the Company in the same proportion as the voting instructions which we actually receive. As a result, the instructions of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.
POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefits, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges. Certain charges vary based on “Insured Employee Coverage Duration”, which is each twelve-month period, beginning on the Date of Issue of initial coverage on any Insured Employee.
The current charges for Premium Load and mortality and expense risk vary by specific criteria of your Policy. These criteria include:

• the initial policy Premium, and the total Premiums expected to be paid,
• total assets under management with the Company,
• the purpose for which the Policies are being purchased,
• the level of plan administration services required.
Differences in charges will not be unfairly discriminatory to any Owners. Specific charges are shown on the Policy Specifications page.
In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses are incurred by the Underlying Funds (including 12b-1 fees for Class 2 shares and other expenses) and are deducted from Underlying Fund assets as described in the fund prospectus. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund’s prospectus.
The Monthly Deductions, including the Cost of Insurance Charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account unless you or the Company agree otherwise. The Monthly Deductions are made on the “Monthly Anniversary Day,” which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Deduction Day is non-existent for that month, or is not a Valuation Day, then the Monthly Deduction Day is the next Valuation Day.
If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction.
Premium Load; Net Premium Payment
We deduct a portion from each Premium Payment. This amount, referred to as “Premium Load,” covers a portion of the sales expenses incurred by the Company and certain policy-related state and federal tax liabilities. The Premium Payment, after deduction of the Premium Load, is called the “Net Premium Payment.” Target Premium is based on the maximum annual Premium allowed under the Internal Revenue Code for a policy which is not a MEC, providing a death benefit equal to the Specified Amount and paying seven level, annual Premiums. See the Tax Issues section later in this prospectus. The Target Premium is shown in the Policy Specifications.
Sales Charge.  The current sales charge ranges are:
Insured Employee Coverage Duration	Portion of Premium Paid up to Target Premium	Portion of Premium Paid greater than Target Premium
1	3.5%	1%
2	3%	1%

Insured Employee Coverage Duration	Portion of Premium Paid up to Target Premium	Portion of Premium Paid greater than Target Premium
3-4	2%	1%
5-7	1.5%	1%
8+	1%	1%
The sales charge is guaranteed to be no higher than 5% of the total Premium paid in any Insured Employee Coverage Duration.
Premium Tax
We deduct an explicit premium tax equal to state and municipal premium tax from each Premium Payment.
Deferred Acquisition Cost (DAC) Tax
We deduct a 1% charge from each Premium Payment to help offset the Company's tax liability associated with the Policy's acquisition costs.
For the purpose of calculating current and maximum Premium Loads, an increase in Specified Amount is treated as a newly issued policy.
Surrender Charges
There are no Surrender Charges for your Policy.
Partial Surrender Fee
There is no Surrender Charge or Administrative Fee imposed on Partial Surrenders.
Transfer Fee
For each transfer request in excess of 24 made during any Policy Year, we reserve the right to charge you an Administrative Fee of $25.
In the event that we make a material change in the investment strategy of a Sub-Account, you may transfer the Accumulation Values allocated to that Sub-Account to any other Sub-Account or to the Fixed Account without being charged a fee and may do so even if you have requested 24 transfers during that Policy Year. This option to transfer from a Sub-Account must be exercised within 60 days after the effective date of such change in investment strategy of that Sub-Account. You will be provided with a supplement to your prospectus in the event that such a change is made.
Cost of Insurance Charge
A significant cost of variable life insurance is the “Cost of Insurance Charge”. This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.
The Cost of Insurance Charge for your Policy depends on the current “Net Amount at Risk”. The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured's death under any riders, minus the Policy's Accumulation Value. Because the Accumulation Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.

The Cost of Insurance Charge is determined by subtracting the Accumulation Value from the death benefit at the beginning of the Policy Month, and multiplying the result (the “Net Amount at Risk”) by the applicable current cost of insurance rate as determined by the Company. The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy’s specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy’s duration, the age, gender (in accordance with state law) and underwriting category of the Insured Employee. Please note that it will generally increase each Policy Year as the Insured Employee ages and are lower for healthy individuals. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including, but not limited to, taxes and reinsurance). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in the “Periodic Charges Other Than Underlying Fund Fees and Operating Expenses” table in this prospectus.
Mortality and Expense Risk Charge
We assess a monthly Mortality and Expense Risk Charge (“M&E”) as a percentage of the Policy's Separate Account Value. The mortality risk assumed is that the Insured Employee may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated.
Current Mortality and Expense Risk Charges, on an annualized basis, are within the ranges below, based on the level of average annual Planned Premium:
Insured Employee Coverage Duration	Annualized Mortality Expense Risk Charge
1-10	0.10%-0.30%
11-20	0.10%-0.15%
21 and after	0.10%

The Company reserves the right to increase the Mortality and Expense Risk Charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.50% of the Policy’s Separate Account Value.
Administrative Fee
The monthly Administrative Fee as of the date of policy issue is $6.00 per month in all Insured Employee Coverage Durations. The Company may change this fee after the first Insured Employee Coverage Duration based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month. There is an additional charge per $1,000 of Specified Amount that varies with the Insured Employee's age. This charge will never exceed $0.17 per $1,000 of Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Policy Loan Interest
If you borrow against your Policy, interest will accrue on the loan balance. The interest rate will be the greater of 3.5%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary. You may obtain the applicable monthly average at any time by contacting the Company. The interest rate will never exceed the maximum interest rate allowed by law in the state in which the Policy is issued.
We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate at least 30 days before the new rate becomes effective.
Rider Charges
The following paragraphs describe the charges for the riders listed below. The features of the riders available with this Policy and any limitations on the selection of riders are discussed in the section headed “Riders”.
Term Insurance Rider. This optional rider provides term life insurance on the life of the Insured Employee, which is annually renewable to Attained Age 100. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age and underwriting category of the Insured Employee. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.
Case Exceptions
We reserve the right to reduce Premium Loads or any other charges on certain multiple life sales (“Cases”) where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to:
•
the number of lives to be insured,
•
the total Premiums expected to be paid,
•
total assets under management with the Company,
•
the nature of the relationship among the Insured individuals,
•
the purpose for which the Policies are being purchased,
•
expected persistency of the individual policies, and
•
any other circumstances which we believe to be relevant to the expected reduction of our expenses.
Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any Owners.
YOUR INSURANCE POLICY
Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured Employee. The Policy and the application constitute the entire contract between you and Lincoln Life.
The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured Employee and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; expense charges and fees; and guaranteed maximum cost of insurance rates.
Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as “Policy Date”, “Effective Date” or “Policy Effective Date” (or “Rider Date”, “Rider Effective Date”) refer to the date that coverage under the Policy (or rider) becomes effective and is the date from which Policy Years, Policy Anniversary and ages are determined. Terms such as “Issue Date” or “Policy Issue Date” (or “Rider Issue Date”) generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that date. For example, the period of time we may have to contest a claim submitted in the first couple years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.
When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.
The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.
Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured Employee will need to prove current insurability and there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.
Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.
We cannot process your requests for transactions relating to the Policy until we have received the request in “Good Order” at our Administrative Office. “Good Order” means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
We allow telephone or other electronic transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.
Any telephone or other electronic transmission, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.
Application
If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured Employee and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and may require an examination of the proposed Insured Employee. Based on our review of medical information about the proposed Insured Employee,  if required, we may decline to provide insurance, or we may place the proposed Insured Employee in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured Employee's age, underwriting category, the Policy duration, and the current Net Amount at Risk.
A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured Employee is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured Employee.
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies for a Policy. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license, photo i.d. or other identifying documents. If this Policy is corporate owned, we may ask for date and state of incorporation.

Owner
The Owner on the date of policy issue is designated in the Policy Specifications. You, as Owner, will make the following choices:
1)
initial death benefit amount and death benefit option;
2)
either of two life insurance qualification methods;
3)
the amount and frequency of Premium Payments; and
4)
the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.
You are entitled to exercise rights and privileges of your Policy as long as the Insured Employee is living  and before the maturity date. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, assign the Policy and make transfers. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and, to the extent possible, the address and contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries. Exercising a change in ownership may cause a taxable event. You should consult a tax advisor prior to exercising a change in ownership to determine the tax consequences of such exercise.
Right to Examine Period
You may return your Policy to us for cancellation within the greater of 45 days after the application is signed or 10 days after you receive it (60 days after receipt for policies issued in replacement of other insurance). This is called the Right to Examine Period. If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you the greater of (a) all Premium Payments less any Indebtedness; or (b) the sum of (i) the Accumulation Value less any Indebtedness, on the date the returned Policy is received by us, plus (ii) any charges and fees imposed under the Policy's terms. If a Premium Payment was made by check, there may be a delay until the check clears.
Any Net Premium Payments received by us within 10 days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated.
Initial Specified Amount
You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.
Transfers
You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund’s objective and investment policy before allocating money to the Sub-Accounts. (Note: Prior to moving money into the money market Sub-Account or allowing it to default into the money market Sub-Account as a result of a fund liquidation, refer to your Policy for specific impacts that may apply, if any.)

Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Insured Employee Coverage Duration without charge. The Company reserves the right to charge $25 for each transfer request after the twenty-fourth request per Insured Employee Coverage Duration.
We reserve the right to restrict transfers of a portion of the Fixed Account Value to one or more Sub-Accounts to a period within 45 days following the Policy Anniversary. The transfer will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1,000. Due to these limitations, if you want to transfer all of your policy value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.
Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the New York Stock Exchange (generally 4:00 pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the New York Stock Exchange may close before 4:00 pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.
Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. We may also defer or reject an allocation or transfer request that is subject to a restriction that is imposed by the Underlying Fund at any time. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.
We reserve the right to change the terms and conditions of the “Transfers” section in response to changes in legal or regulatory requirements. Further, we reserve, at our sole discretion, the right to limit or modify transfers in the interest of overall fund management or transfers that may have an adverse effect on other Owners. Transfer rights may be restricted in any manner or terminated until the beginning of the next Policy Year if we determine that your use of the transfer right may disadvantage other Owners.
Market Timing
Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with “market timing” transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.

In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in “Transfers”, above. In such case, our rights and obligations will be as described in “Transfers”. Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.
You should be aware that the purchase and redemption orders received by Underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Account to Sub-Account to comply with specific Underlying Fund policies and procedures.
We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.
Once an Owner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 - 2 business days of our discovery of such acceptance. We will impose this “original signature” restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.

Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.
Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Account of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.
OTHER BENEFITS AVAILABLE UNDER THE POLICY
In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Adjustable Benefit Enhancement Rider	Provides additional Surrender Value on a temporary bases for a minimum of 7 years after the Policy is issued.	Optional	•Available at Policy purchase only. •Subject to underwriting requirements. •May not be elected if the Enhancement Surrender Value Rider has been elected. •Only available upon an Eligible Surrender.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or any time after Policy
issue by contacting our Administrative Office.
•Availability may vary by selling broker dealer. You
may obtain information about the optional benefits
that are available through your broker dealer by
contacting your broker dealer or our Administrative
Office.
•The new Insured Employee is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured
Employee may differ from charges applicable to the
current Insured.
•Any change in Insured is a taxable event.

Enhanced Surrender Value Rider	Provides for two additional benefits: the surrender value and an expense reduction.	Optional
•Available at Policy purchase or any time after Policy
issue by contacting our Administrative Office.
•Subject to underwriting requirements.
•May not be elected if the Adjustable Benefit
Enhancement Rider has been elected.

Term Insurance Rider	Provides additional annual renewable death benefit coverage on the Insured Employee.	Optional	•Available at Policy purchase only. •When included, the Rider will automatically renew annually until Attained Age 100.
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy issue or any time after Policy issue
by contacting our Administrative Office.
•Systematically transfers amounts from the account(s)
made available by us and specified by you.
•Automatically terminates under certain conditions.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Optional	•You may select a quarterly, semi-annual or annual basis. •The Fixed Account is not subject to rebalancing. •May be elected, terminated, or the allocation may be changed at any time.
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Adjustable Benefit Enhancement Rider.  The Policy can be issued with an Adjustable Benefit Enhancement Rider. This rider provides additional Surrender Value on a temporary basis for a minimum of seven years after the Policy is issued. The Owner chooses the level of Surrender Value enhancement to be provided, up to a maximum amount determined by the Company. See the sections headed “Requested Adjustable Benefit Enhancement Amount” and “Maximum Adjustable Benefit Enhancement Amount” for more information.
The greater the amount of additional Surrender Value provided by this rider each year, the shorter the duration of the benefit. The amount of additional Surrender Value provided by this rider decreases each year and eventually equals zero. See section headed “Adjustable Benefit Enhancement Balance” for more information.
The maximum enhanced Surrender Value provided by this rider is based on the Policy’s face amount, but the benefit is not increased or decreased by any term insurance that may be added to the Policy. See section headed “Term Blend Adjustment Factor” for more information.
This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider.
Under this rider, the Full Surrender Value of the Policy will equal:
1)
the Accumulation Value on the date of surrender; less
2)
the sum of the loan balance plus any accrued interest not yet charged; plus
3)
the adjustable benefit enhancement amount, if any.
Adjustable Benefit Enhancement Amount.  On each Policy Anniversary, this amount will equal the lesser of a. or b., where:
a)
is the requested adjustable benefit enhancement amount; and
b)
is the maximum adjustable benefit enhancement amount.
This amount will remain level throughout the Insured Employee Coverage Duration, unless a Partial Surrender has been made since the preceding Policy Anniversary. If a Partial Surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.

Requested Adjustable Benefit Enhancement Amount.  At policy issue, the Owner selects a percentage of the available adjustable benefit enhancement balance. The selected percentage determines the adjustable benefit enhancement amount. The requested adjustable benefit enhancement amount will equal:
1)
the percentage of the available adjustable benefit enhancement balance selected by the Owner; multiplied by
2)
the available adjustable benefit enhancement balance.
Maximum Adjustable Benefit Enhancement Amount.  This is the maximum amount available upon Full Surrender of the Policy during the Insured Employee Coverage Duration. The amount will equal:
1)
the maximum adjustable benefit enhancement rate as determined by the Company; multiplied by
2)
the adjustable benefit enhancement balance, less the amount of Partial Surrenders since the preceding Policy Anniversary, if any; multiplied by
3)
the Term Blend Adjustment Factor.
Maximum Adjustable Benefit Enhancement Rate.  This rate may be changed at any time while this rider is in effect if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any Insured Employee Coverage Duration.
The current maximum adjustable benefit enhancement rates and guaranteed minimum adjustable benefit enhancement rates are:
Insured Employee Coverage Duration	Current Rate	Guaranteed Rate
1	11%	2%
2	19.6%	2%
3	27.7%	2%
4	35.4%	2%
5	53.2%	2%
6	66.1%	2%
7+	100%	2%
Adjustable Benefit Enhancement Balance.  This is the basis for the total amount of the adjustable benefit enhancement amount available upon Full Surrender of the Policy. On each Monthly Deduction day, the balance will be calculated as:
1)
the adjustable benefit enhancement balance on the preceding Monthly Deduction day; minus
2)
the adjustable benefit enhancement deduction amount; minus
3)
the amount of any Partial Surrenders since the preceding Monthly Deduction day, if any; plus
4)
the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3%.
The duration of the benefit depends on the requested adjustable benefit enhancement amount chosen by the Owner. A requested adjustable benefit enhancement amount less than the maximum will extend the duration of the benefit. Unless terminated under this rider’s provisions, the benefit will last for a minimum of seven years. This rider provides no benefits after the adjustable benefit enhancement deductions reduce the adjustable benefit enhancement amount to zero.
On the Date of Issue of the rider, the adjustable benefit enhancement balance will be the lesser of a) or b), where:
a)
is the sum of Premiums paid on the Date of Issue of the Policy; and
b)
is the Target Premium for the Insured Employee Coverage Duration, as shown in the Policy Specifications. If a term insurance rider is attached to your Policy, the Target Premium will be multiplied by the ratio of the target face amount to the basic Policy Specified Amount for use here; this information is also shown in the Policy Specifications.

The initial adjustable benefit enhancement balance will not be increased or decreased by any term insurance that may be added through another rider.
Adjustable Benefit Enhancement Deduction Amount.  This is the amount of adjustable benefit enhancement that was available in the previous Insured Employee Coverage Duration. The adjustable benefit enhancement balance will be permanently decreased by this amount each Insured Employee Coverage Duration. For the Monthly Deduction day coinciding with the Policy Anniversary, this deduction amount is equal to the lesser of a. or b., where:
a)
is the requested adjustable benefit enhancement amount; and
b)
is the maximum adjustable benefit enhancement amount.
For other Monthly Deduction days, the deduction amount will be zero.
Term Blend Adjustment Factor.  This factor is equal to 1.0 unless a term insurance rider is attached to your Policy. If a term insurance rider is attached to your Policy, the Term Blend Adjustment Factor will equal (1) plus ((2) multiplied by (3)) where :
1)
is the minimum adjustment factor, as shown in the Policy Specifications;
2)
is one minus the minimum adjustment factor; and
3)
is the ratio of the basic Policy Specified Amount to the target face amount.
If term insurance is added to the Policy, the Term Blend Adjustment Factor will reduce the maximum adjustable benefit enhancement amount, and limit the amount of benefit available under this rider, as though no term insurance is in force. If no term insurance is added to the Policy, the Term Blend Adjustment Factor will have no effect on the maximum adjustable benefit enhancement amount. Therefore, the benefit provided by this rider is not increased or decreased by any term insurance that may be added to the Policy.
This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the Policy for the purpose of effecting an exchange for another policy under Section 1035 of the Internal Revenue Code. In the event of a Section 1035 exchange, the adjustable benefit enhancement amount will not be payable.
The rider otherwise terminates on the earliest of:
1)
the death of the Insured, or
2)
the maturity date of the Policy, as shown in the Policy Specifications; or
3)
the date this Policy is terminated, as provided under the Grace Period provision of the Policy; or
4)
the next Monthly Deduction day after we receive your written request to terminate this rider.
Change of Insured Rider. With this rider, you may name a new Insured Employee in place of the current Insured Employee. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured Employee may differ from charges applicable to the current Insured Employee. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
Enhanced Surrender Value Rider. This rider is no longer available for new sales. This rider was generally elected at application and was offered with all Policies described in this prospectus. Availability of the rider was subject to underwriting requirements for total Premiums expected to be paid, and other underwriting criteria. It could not be elected if you have elected the Adjustable Benefit Enhancement Rider or the Load Amortization Rider. It may be added after the Date of Issue of the Policy only with Lincoln’s consent. There is no cost for this rider.
This rider provides two additional benefits:
(a)
Surrender Value benefit: an extra benefit in the event of a Full Surrender of the Policy, and
(b)
expense reduction benefit: a reduction in expense charges and fees in the Policy.

A. Surrender Value benefit:
Under this rider, the Full Surrender Value of the Policy will equal:
(a)
the policy value on the date of surrender; less
(b)
the loan balance plus any accrued interest; plus
(c)
the Surrender Value benefit.
The Surrender Value enhancement benefit is an amount equal to the lesser of (a) or (b), where:
(a)
is the Target Enhancement Amount; and
(b)
is the Maximum Enhancement Amount.
Target Enhancement Amount. On any Monthly Deduction Day, the Target Enhancement Amount is equal to the Target Surrender Value less the Accumulation Value of the Policy. For purposes of this rider, if the Target Enhancement Amount is negative, it will be considered to be zero.
Target Surrender Value. On each Monthly Deduction day, the Target Surrender Value will be calculated as (1), plus (2), plus (3), minus (4), where:
(1)
is the Target Surrender Value on the immediately preceding Monthly Deduction day.
(2)
is all Premiums received since the immediately preceding Monthly Deduction day.
(3)
is monthly equivalent interest on items (1) and (2) calculated using the annual Target Yield rate shown on Target Yield rate table.
(4)
is the amount of any Partial Surrenders since the immediately preceding Monthly Deduction day.
On the Date of Issue, the Target Surrender Value will be the initial Premium received. On any day other than the Date of Issue or a Monthly Deduction day, the Target Surrender Value will be the Target Surrender Value as of the preceding Monthly Deduction day, plus all Premiums received and less any Partial Surrenders taken since the preceding Monthly Deduction day.
Target Yield. The Target Yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Target Yield rates are:
Insured Employee Coverage Duration	Target Yield Rate	Insured Employee Coverage Duration	Target Yield Rate
1	7%	7	4%
2	7%	8	3%
3	7%	9	2%
4	6%	10	1%
5	5.5%	11+	0%
6	5%
The Target Yield rate will not exceed 15% in any Insured Employee Coverage Duration.
Maximum Enhancement Amount. The Maximum Enhancement Amount is equal to the Cumulative Surrender Value Premium times the maximum enhancement rate for any Insured Employee Coverage Duration times the term blend adjustment factor.
Cumulative Surrender Value Premium. The Cumulative Surrender Value Premium for any Insured Employee Coverage Duration is the lesser of (a) or (b), where:
(a)
Is the sum of the Premiums paid during the Insured Employee Coverage Duration; less the sum of any Partial Surrenders during the Insured Employee Coverage Duration; and

(b)
Is the Target Premium for the Insured Employee Coverage Duration; times the ratio of the target face amount to the basic Policy Specified Amount if a term insurance rider is attached to this Policy.
During the first Insured Employee Coverage Duration, the Cumulative Surrender Value Premium for all prior Insured Employee Coverage Durations is zero.
Maximum Enhancement Rate. The Maximum Enhancement Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:
Insured Employee Coverage Duration	Maximum Enhancement Rate	Insured Employee Coverage Duration	Maximum Enhancement Rate
1	16%	7	5%
2	15%	8	3%
3	15%	9	2%
4	12%	10	1%
5	9%	11+	0%
6	7%
The Maximum Enhancement Rate will not exceed 25% in any Insured Employee Coverage Duration.
Term Blend Adjustment Factor. The Term Blend Adjustment Factor is equal to 1.0 unless a term insurance rider is attached to the Policy. If a term insurance rider is attached to this Policy, the Term Blend Adjustment Factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic Policy Specified Amount to the target face amount shown in the Policy Specifications. The current value of the minimum adjustment factor is shown in the Policy Specifications.
B. Expense reduction benefit.
In Insured Employee Coverage Durations six through ten, this rider will provide a reduction to the expense charges deducted under the Policy. This amount is equal to the following:
Insured Employee Coverage Duration	Expense Reduction Amount
6-10
The lesser of (a) or (b) where:

(a)is the expense reduction rate times the accumulated
premiums paid for Insured Employee Coverage Durations
one through five; and

(b)is the expense charges due under the Policy.

There is no expense reduction in Insured Employee Coverage Durations 1 through 5 or in Insured Employee Coverage Duration 11 and beyond.
Expense Reduction Rate. The Expense Reduction Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current expense reduction rates are:
Insured Employee Coverage Duration	Monthly Expense Reduction Rate	Insured Employee Coverage Duration	Monthly Expense Reduction Rate
1	0%	7	0.00833%
2	0%	8	0.00833%
3	0%	9	0.00833%
4	0%	10	0.00833%
5	0%	11+	0%

Insured Employee Coverage Duration	Monthly Expense Reduction Rate	Insured Employee Coverage Duration	Monthly Expense Reduction Rate
6	0.00833%
The Expense Reduction Rate will not exceed an annual rate of 5% in any Insured Employee Coverage Duration.
If this rider is elected, in lieu of the Monthly Deduction as described in the Policy, the Monthly Deduction for a Policy Month beginning in Insured Employee Coverage Duration 6 will be calculated as (1) plus (2) less the expense reduction amount, where:
(1)
is the cost of insurance for the base Policy and the cost of any supplemental riders or optional benefits, and
(2)
is the monthly Administrative Fee for the base Policy.
This rider will terminate without value in the event that this Policy is exchanged for another under §1035 of the Internal Revenue Code.
This rider otherwise terminates on the earliest of:
(1)
the death of the Insured Employee; or
(2)
the maturity date of this Policy; or
(3)
the date this Policy ends; or
(4)
the next Monthly Deduction day after we receive your written request to terminate this rider.
Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured Employee, which is annually renewable to Attained Age 100. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider’s benefit amount varies from month to month.
The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount.
The cost of the rider is added to the Monthly Deductions, and is based on the Insured Employee’s premium class, issue age and the number of Insured Employee Coverage Durations elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.
The rider’s death benefit is included in the total death benefit paid under the Policy.
This rider is no longer available after May 1, 2018.
Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
Optional Sub-Account Allocation Programs
You may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at a time.

Dollar Cost Averaging systematically transfers amounts from the account(s) made available by us and specified by you. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force.
By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.
You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.
Dollar Cost Averaging terminates automatically:
1)
if the value in the money market Sub-Account is insufficient to complete the next transfer;
2)
one week after our Administrative Office receives a request for termination in writing, with adequate authentication;
3)
after 12 or 24 months (as elected on your application); or
4)
if your Policy is surrendered.
Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.
You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.
Continuation of Coverage
Coverage of this Policy will continue to the maturity date if your Surrender Value is sufficient to cover each Monthly Deduction. The maturity date for this Policy is the Policy Anniversary nearest the Insured Employee’s 100th birthday. As of the maturity date, the death benefit will be equal to the Surrender Value.
Paid-Up Nonforfeiture Option
You may elect, any time prior to the maturity date, to continue this Policy as paid-up life insurance. The effective date of the paid-up insurance will be the Monthly Deduction day following the receipt of your written request at our Administrative Office. As of the effective date:
•
the Specified Amount will be the amount which the Surrender Value will purchase as a net single Premium at the Insured Employee’s then Attained Age, using the guaranteed interest and mortality basis of the original Policy (this may not exceed the death benefit),
•
no further Premium Payments, Monthly Deductions, interest credits or changes in coverage may be made,
•
we will transfer the Separate Account Value to the Fixed Account Value, and
•
all extra benefit riders will terminate.

Coverage Beyond Maturity
At any time prior to the maturity date of this Policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.
If elected, the following will apply:
•
we will transfer the value of the Separate Account to the Fixed Account,
•
we will credit interest on the policy value,
•
where permitted by law we will continue to charge you Monthly Deductions, except we will not charge you any cost of insurance,
•
loan interest on any loans outstanding on the maturity date will continue to accrue,
•
the death benefit will be equal to the policy value and the Death Benefit Proceeds will be the policy value less any Indebtedness.
This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.
At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the maturity date. Therefore, you should consult your tax advisor before the Policy becomes eligible for coverage beyond maturity.
Termination of Coverage
All policy coverage terminates on the earliest of:
1)
Full Surrender of the Policy;
2)
death of the Insured Employee;
3)
failure to pay the necessary amount of Premium to keep your Policy in force; or
4)
the maturity date, unless coverage beyond maturity is elected.
Loan interest will continue to accrue on any outstanding loans.
State Regulation
New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your Policy.
PREMIUMS
You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the “Lapse and Reinstatement” section of this prospectus.) Premiums may be paid any time before the Insured Employee reaches age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the “Planned Premiums; Additional Premiums” section of this prospectus.)
The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.

Allocation of Net Premium Payments
Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.
You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on a form provided by us for that purpose. Net Premium Payments will be allocated on the same basis as the initial Net Premium Payment unless we are instructed otherwise, in writing or electronically. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time.
The percentages of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received in Good Order at our Administrative Office. Premium Payments received from you or your broker-dealer in Good Order at our Administrative Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time on a business day), will be processed using the accumulation unit value computed on that Valuation Date. Premium Payments received in Good Order after market close will be processed using the accumulation unit value computed on the next Valuation Date. Premium Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. Premium Payments placed with your broker-dealer after market close will be processed using the accumulation unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., Eastern time). In such instances, Premium Payments received after such early market close will be processed using the accumulation unit value computed on the next Valuation Date.
The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.
Planned Premiums; Additional Premiums
Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. We reserve the right to stop sending Premium reminder notices if no Premium Payment has been made within two Policy Years. Premium Payments may be billed annually, semi-annually, quarterly, or monthly.
In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.
Unless you specifically direct otherwise, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied as Premium and will not repay any outstanding loans. There is no Premium Load on any payment which you specifically direct as repayment of an outstanding loan.
You may increase Planned Premiums, or pay additional Premiums, subject to certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.
We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Accumulation Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.
We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your Policy exceeds the limit is referred to as the Guideline Premium Test or, if you so elected at the time you applied for the Policy, the Cash Value Accumulation Test. The excess amount of Premium will be returned to you. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. Refer to the section headed “Tax Issues” for more information.

Policy Values
Policy value in your variable life insurance policy is also called the “Accumulation Value”.
The Accumulation Value equals the sum of the Fixed Account Value, the Separate Account Value, and the Loan Collateral Account. At any point in time, the Accumulation Value reflects:
1)
Net Premium Payments made;
2)
the amount of any Partial Surrenders;
3)
any increases or decreases as a result of market performance of the Sub-Accounts;
4)
interest credited to the Fixed Account or the Loan Collateral Account; and
5)
all charges and fees deducted.
The Separate Account Value, if any, is the portion of the Accumulation Value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. The current value of each Sub-Account is determined by multiplying the number of Variable Accumulation Units credited or debited to that Sub-Account with respect to this Policy by the Variable Accumulation Unit Value of that Sub-Account for such Valuation Period.
The “Variable Accumulation Unit” is a unit of measure used in the calculation of the value of each Sub-Account. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for a Valuation Period is determined as follows:
1)
the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus
2)
the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
3)
the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.
In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. Fixed Account principal is not subject to market fluctuation and interest is credited at a daily rate of 0.00809863% (equivalent to a compounded annual rate of 3%).
The Loan Collateral Account, if any, reflects  amounts held as collateral on any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company’s General Account. Amounts transferred to the loan balance do not participate in the performance of the Sub-Accounts or the Fixed Account. We do not guarantee the loan balance. The loan balance will earn interest at an annual rate of but not less than 3%.
We will notify you of the current Policy Loan Interest rate for this Policy at the time a Policy Loan is taken. If the Policy has a loan balance, we will notify you of any change in the interest rate before the new rate becomes effective.
The interest earned by the loan balance will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.
The “Net Accumulation Value” is the Accumulation Value less the loan balance. It represents the net value of your Policy and is the basis for calculating the Surrender Value.

Annual Statement
We will tell you at least annually the Accumulation Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the loan balance. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.
DEATH BENEFITS
The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured Employee, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment.
Death Benefit Proceeds
Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured Employee. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
After receipt at our Administrative Office of proof of death of the Insured Employee and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
Death Benefit Options
Three different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:
1) the amount determined by the death benefit option in effect on the date of the death of the Insured Employee, or
2) a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your Policy.
Death Benefit Proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.
The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1	Specified Amount, which includes the Accumulation Value as of the date of the Insured Employee’s death.	Generally provides a level death benefit

Option	Death Benefit Proceeds Equal to the	Variability
2	Sum of the Specified Amount plus the Accumulation Value as of the date of the Insured Employee’s death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.
3
Specified Amount plus the accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the Premium
accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), less withdrawals as of the date of the Insured Employee’s death.
Will generally increase, depending on the amount of Premium paid.
If your Policy includes a term insurance rider, the target face amount replaces the Specified Amount in each of the death benefit options.
If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.
Changes to the Initial Specified Amount and Death Benefit Options
Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000.
The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.
You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The new Specified Amount will equal the Specified Amount prior to the change minus the Accumulation Value at the time of the change.
2 to 1	The new Specified Amount will equal the Specified Amount prior to the change plus the Accumulation Value at the time of the change.
1 to 3	Changes from Option 1 to Option 3 are not allowed.
3 to 1
The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.

2 to 3	Changes from Option 2 to Option 3 are not allowed.
3 to 2	Changes from Option 3 to Option 2 are not allowed.
Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.
We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.

Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.
Death Benefit Qualification Test
You will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed.
The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.
The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.
The tests differ as follows:
(1)
The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.
(2)
The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.
(3)
If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC’s in your prospectus).
(4)
If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.
(5)
While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.
You should consult with a qualified tax advisor before choosing the death benefit qualification test.
Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.

POLICY SURRENDERS
You may surrender your Policy at any time by submitting a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.
The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. This equals the Accumulation Value minus the loan balance including any accrued interest, plus any amount that may be provided by a rider. All or part of the Surrender Value may be applied to one or more of the settlement options.
If we receive a surrender or Partial Surrender request in Good Order at our Administrative Office before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time on a business day), we will process the request using the accumulation unit value computed on that Valuation Date.  If we receive a surrender or Partial Surrender request in our Administrative Office after market close, we will process the request using the accumulation unit value computed on the next Valuation Date.  There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., Eastern time). In such circumstances, surrenders or Partial Surrenders requested after such early market close will be processed using the accumulation unit value computed on the next Valuation Date.
Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.
Partial Surrender
You may make a Partial Surrender, withdrawing a portion of your policy values, any time after the first Insured Employee Coverage Duration, while the Policy is in force. You must request a Partial Surrender in writing. The total of all Partial Surrenders may not exceed 90% of the Surrender Value of your Policy. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.
Partial Surrenders may reduce the Accumulation Value, the death benefit, and the Specified Amount. The amount of the Partial Surrender will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.
Death Benefit Option in Effect	Impact of Partial Surrender
1	Will reduce the Accumulation Value, death benefit and the Specified Amount.
2	Will reduce the Accumulation Value and the death benefit, but not the Specified Amount.
3
Will reduce the Accumulation Value, accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the premium accumulation rate, less any prior withdrawals), death benefit and may reduce the Specified Amount.

Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.
POLICY LOANS
You may borrow against the Surrender Value of your Policy. We reserve the right to limit the amount of your loan so that total Policy Indebtedness will not exceed 90% of an amount equal to the Accumulation Value minus the loan balance. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy’s death benefit and Accumulation Value.
An amount equal to the amount of any loans you take will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values and transferred to the Loan Collateral Account. The amount allocated to the Loan Collateral Account will always equal the total amount of all loans taken and any interest accrued but not paid on them (the “loan balance”.) Amounts transferred to the Loan Collateral Account do not participate in the performance of the Sub-Accounts or Fixed Account other than as noted below . Unless paid in advance, loan interest will be treated as an additional Policy Loan and added to the loan balance. Amounts equal to due and unpaid interest are also proportionally transferred to the Loan Collateral Account. Loans, therefore, can affect the Policy's death benefit and Accumulation Value whether or not they are repaid. Policy Values in the Loan Collateral Account are part of the Company's General Account.
Your outstanding loan balance may be repaid at any time during the lifetime of the Insured Employee. The loan balance will be reduced by the amount of any loan repayment. An amount equal to any repayment will be transferred from the Loan Collateral Account and allocated to the Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are then being allocated.
If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, there may be adverse tax consequences.
The annual loan interest rate we charge during any Insured Employee Coverage Duration will be:
•
the monthly average (Moody’s Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,
•
3.5%
This rate may increase only when it would be at least 0.5% higher than the prior Insured Employee Coverage Duration’s rate and decrease only when it would be at least 0.5% lower than the prior Insured Employee Coverage Duration’s rate. We will not change the loan interest rate we charge if the new rate would be less than 0.5% higher or lower than the rate we charged for the prior Insured Employee Coverage Duration.
When you take a loan, we will tell you the current Policy Loan Interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.
Amounts in the Loan Collateral Account shall earn interest at a lower rate than the Policy Loan Interest rate. The difference between the rates will never exceed 0.50%.
Please note that there may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
POLICY LAPSE
If at any time the Accumulation Value less the Loan Collateral Account value is insufficient to pay the Monthly Deduction, all policy coverage will terminate. This is referred to as Policy Lapse.
The Accumulation Value less the Loan Collateral Account value may be insufficient:
1)
because it has been exhausted by earlier deductions;
2)
as a result of poor investment performance;
3)
due to Partial Surrenders;
4)
due to Indebtedness for Policy Loans; or

5)
because of a combination of any of these factors.
If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Accumulation Value less the Loan Collateral Account value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Deduction day, we will send a Grace Notice to you, or any assignee of record. The Grace Notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
If the amount in the Grace Notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the Grace Notice was mailed, and (b) 61 days after the Monthly Deduction day on which the Monthly Deduction could not be paid. If the Insured Employee dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.
Reinstatement of a Lapsed Policy
There is no reinstatement provision for this Policy.
TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.
Taxation of Life Insurance Contracts in General
Tax Status of the Policy. Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”) establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under one of two tests recognized by the Code. The Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The Cash Value Accumulation Test, which does not limit Premiums paid, requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured's age, gender, and risk classification. Once your Policy is issued, the qualification test elected at Policy issue cannot be changed. As a result, the death benefit payable will generally be excludable from the Beneficiary’s gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are “adequately diversified” in accordance with U.S. Treasury Department (“Treasury”) regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.
Investments in the Separate Account Must be Diversified. For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered “adequately diversified.”
Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the

Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.
No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.
Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death) which will be includible in the Beneficiary’s income.
Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured’s death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the “investment in the contract.” (If there is any Debt at the time of a total withdrawal, such Debt will be treated as an amount received by the Owner.) The “investment in the contract” generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.
Policies That Are MECs
Characterization of a Policy as a Modified Endowment Contract (“MEC”). A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the “7-Pay Test,” a test that compares actual paid Premium in the first seven years or the seven years following a material change against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years or in the first seven years following a material change.
Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Policy is a MEC, withdrawals and loans from your Policy will be treated first as income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, and any monthly charge for additional benefits that are not qualified additional benefits, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.
Additional Taxes Payable on Withdrawals. A 10% additional tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the additional tax exceptions apply to a taxpayer who is not an individual.
Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% additional tax described above.
Policies That Are Not MECs
Tax Treatment of Withdrawals. If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.
Certain Distributions Required by the Tax Law in the First 15 Policy Years. Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the Specified Amount is decreased, withdrawals are made, and in certain other instances.
Tax Treatment of Loans. If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Collateral Account equals the interest rate charged to you for the loan, such as in the case of an alternative Policy Loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.
Other Considerations
Insured Lives Past Age 100. If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect, in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Accumulation Value in the year the Insured attains age 100.
Compliance with the Tax Law. We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.
Disallowance of Interest Deductions. Interest on Policy Loan Indebtedness is not deductible.

If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner’s spouse at the time first covered by the Policy.
Employer-Owned Contracts. In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.
Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.
Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.
Changes in the Policy or Changes in the Law. Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Reportable Policy Sales. Section 6050Y, added to the Code on December 22, 2017, imposes information reporting requirements on the acquirer and issuer in the case of the acquisition, or notice of the acquisition, of an existing life insurance contract in a reportable policy sale. In addition, there is a new reporting requirement on each person who makes a payment of reportable death benefits. A reportable policy sale means the acquisition of an interest in a life insurance contract, directly or indirectly, where the acquirer has no substantial family, business, or financial relationship with the Insured apart from the acquirer’s interest in such life insurance contract. A reportable death benefit means the amount paid by reason of the death of the Insured under a life insurance contract that has been transferred in a reportable policy sale.
The IRS and Treasury issued Final Regulations under section 6050Y in 2019. Under the Regulations, compliance with 6050Y is required for any reportable policy sale that occurred after December 31, 2018, and any reportable death benefits paid after December 31, 2018.

Fair Market Value of Your Policy
It is sometimes necessary for tax and other reasons to determine the “value” of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.
Tax Status of Lincoln Life
Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.
Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.
LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without any material adverse effect on the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company’s operating results for any particular reporting period.
Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

FINANCIAL STATEMENTS
The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are located in the SAI.

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS International Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is available only to existing Cases as of May 1, 2012. Consult your registered representative.	0.90%	15.15%	5.81%	2.09%
Long-term growth of capital.	AB VPS Relative Value Portfolio - Class A advised by AllianceBernstein L.P. This fund is available only to existing Cases as of May 2, 2011. Consult your registered representative.	0.61%[2]	12.03%	11.85%	9.32%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term capital appreciation.	Allspring VT Discovery SMID Cap Growth Fund - Class 2	1.15%[2]	20.14%	9.90%	7.43%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 2	0.53%[2]	9.01%	7.47%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
A-1

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High- Income Trust - Class 2	0.57%[2]	12.45%	6.09%	4.41%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2	0.48%[2]	5.02%	1.89%	2.08%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 2	0.51%[2]	2.89%	1.04%	1.52%
Long-term total return and current income.	BlackRock Equity Dividend V.I. Fund - Class I	0.67%[2]	12.24%	11.54%	9.00%
To maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I	0.56%[2]	13.21%	5.74%	4.46%
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	0.85%	24.43%	8.31%	6.64%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	8.40%	9.56%	7.89%
A-2

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 Portfolio(SM) - Service Class	0.67%	16.71%	10.74%	7.56%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
A-3

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2065 PortfolioSM - Service Class This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.72%	19.29%	N/A	N/A
High total return with a secondary objective of principal preservation. A fund of funds.	Fidelity® VIP Freedom Income PortfolioSM - Service Class	0.47%	7.81%	3.85%	3.29%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class	0.48%	6.12%	1.87%	2.24%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class	0.83%	20.41%	9.87%	4.80%
Above average income and long- term capital growth, consistent with reasonable investment risk.	Fidelity® VIP Real Estate Portfolio - Service Class	0.70%	11.09%	5.12%	5.93%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.65%[2]	12.39%	14.04%	10.51%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%[2]	12.75%	11.06%	7.04%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	27.12%	13.82%	9.24%
Income.	Franklin U.S. Government Securities VIP Fund - Class 1	0.52%	4.76%	0.47%	0.98%
A-4

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	1.09%[2]	11.11%	13.06%	7.82%
Total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares	0.97%[2]	15.57%	4.81%	3.41%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	12.36%	13.49%	8.92%
Long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Shares	0.75%	12.66%	11.77%	8.25%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.88%	18.13%	13.07%	8.93%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class (formerly American Century VP Inflation Protection Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	3.40%	2.65%	1.90%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II (formerly American Century VP Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.86%[2]	6.13%	11.05%	8.77%
A-5

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.66%[2]	9.39%	9.55%	6.43%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.67%[2]	34.15%	13.82%	9.28%
A-6

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.73%[2]	17.75%	10.22%	6.41%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.88%	19.94%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	22.54%	11.10%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%	16.69%	5.51%	2.29%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
A-7

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.61%[2]	21.95%	12.87%	8.02%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
A-8

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	5.91%	1.28%	1.81%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
A-9

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.74%	10.91%	10.98%	8.05%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.78%[2]	12.08%	9.25%	5.62%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%	13.10%	9.41%	7.10%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.69%	27.16%	17.15%	12.44%
A-10

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	36.85%	13.68%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	0.74%[2]	12.67%	5.51%	3.53%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 18, 2009. Consult your registered representative.	0.71%[2]	9.91%	5.95%	4.45%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.79%[2]	26.01%	10.64%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	4.87%	1.30%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	8.83%	2.74%	N/A
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.59%[2]	13.51%	6.28%	3.91%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Cases as of November 7, 2016. Consult your registered representative.	0.63%[2]	17.44%	4.94%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	5.17%	1.87%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.53%	5.93%	0.94%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Capital appreciation.	MFS® VIT II Technology Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.85%[2]	54.23%	17.65%	15.56%
Capital appreciation.	MFS® VIT III Mid Cap Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	12.73%	12.90%	8.73%
Capital Appreciation.	MFS® VIT Mid Cap Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.80%[2]	21.32%	13.31%	11.12%
Capital Appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	14.41%	11.08%	7.67%
Total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT Total Return Bond Series - Initial Class advised by Massachusetts Financial Services Company	0.53%[2]	7.38%	1.85%	2.22%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1.02%	11.00%	8.63%	6.13%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class advised by Pacific Investment Management Company, LLC	1.01%	5.26%	0.97%	1.09%
Maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.84%	3.67%	3.16%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%
To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio	0.74%	9.54%	11.20%	7.84%
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Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Capital Appreciation. A fund of funds.	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	17.37%	10.55%	7.42%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.	TOPS® Conservative ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.56%	9.19%	4.84%	3.37%
Capital Appreciation. A fund of funds.	TOPS® Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	16.09%	9.48%	6.54%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their
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third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
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Additional Information.
More information about the Policy and the LLANY Separate Account S for Flexible Premium Variable Life Insurance (the separate account) is in the current Statement of Additional Information (SAI) for the Lincoln Corporate Commitment® VUL Flexible Premium Variable Insurance Contract, dated May 1, 2024, as amended or supplemented from time to time. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, or to request other information about the Policy, or to make inquiries about the Policy, call toll-free 1-877-533-0117, or write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348. You can also find the SAI and other information about the contract online at www.lfg.com/VULprospectus or by sending an email request to CustServSupportTeam@lfg.com.
Reports and other information about the separate account are also available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC File Nos. 333-141769; 811-09257
EDGAR Contract Identifier C000065067

SAI 2

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Dated May 1, 2024
Relating to Prospectus Dated May 1, 2024 for

Lincoln Corporate Commitment® VUL product

LLANY Separate Account S for Flexible Premium Variable Life Insurance, Registrant

Lincoln Life & Annuity Company of New York, Depositor

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.
A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
Lincoln Executive Benefits
350 Church Street - MEM4
Hartford, CT 06103-1106
or by telephoning (877) 533-0117, and requesting a copy of the Lincoln Corporate Commitment® VUL product prospectus.
TABLE OF CONTENTS OF THE SAI

1

GENERAL INFORMATION
Lincoln Life
Lincoln Life & Annuity Company of New York (Lincoln New York or Company), is a stock life insurance company chartered in 1897 and domiciled in New York. It is engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is an indirect wholly owned subsidiary of Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (“Insurance Department”). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company’s financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.
LLANY Separate Account S for Flexible Premium Variable Life Insurance
On March 2, 1999, the LLANY Separate Account S for Flexible Premium Variable Life Insurance (“Separate Account”) was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The Separate Account is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the Separate Account are, in accordance with the applicable variable life policies, credited to or charged against the Separate Account. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the policies and the obligations set forth in the Policy, other than those of the Owner, are ours. The Separate Account satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the Separate Account. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the Separate Account.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors – the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
2

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.
Changes of Investment Policy
We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), 130 North Radnor Chester Road, Radnor, PA 19087, is the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $57,058 in 2023, $61,445 in 2022 and $66,526 in 2021 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies. The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 50% of the first year Premium and generally 20% of all other Premiums paid.
Disaster Plan
Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any Separate Account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. Our insurer financial strength ratings are on outlook stable except for the ratings assigned by Fitch for all three insurance subsidiaries and the rating assigned by AM Best for First Penn Pacific Life Insurance Company, which are on outlook negative. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our
3

competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see https://www.lfg.com/public/aboutus/investorrelations/financialinformation/ratings.
About the S&P 500 Index. The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Financial Investments Corporation (“LFI”) on behalf of certain LVIP Funds (the “Funds”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDS® are registered trademarks of S&P Global, Inc. or its affiliates (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by LFI on behalf of the Funds. It is not possible to invest directly in an index. The Funds is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Funds with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to LFI or the Funds. S&P Dow Jones Indices have no obligation to take the needs of LFI or the owners of the Funds into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisor, commodity pool operator, broker dealer, fiduciary, promoter (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR A THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE FUNDS REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LFI ON BEHALF OF THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
4

SERVICES
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise LLANY Separate Account S for Flexible Premium Variable Life Insurance, as of December 31, 2023, the related statement of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.
Accounting Services
All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with State Street Bank and Trust Company, c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.
Transfer Agent
Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, Surrenders and Partial Surrenders, fund allocation changes and transfers on behalf of the Company.
Administrative Services
Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.
POLICY INFORMATION
Assignment
While the Insured Employee is living, you may assign your rights in the Policy. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.
Once recorded, the assignment remains effective until released by the assignee in writing. As long as an assignment remains effective, you may need to obtain the consent of the assignee, in writing, for specific actions.
5

Change of Ownership
As long as the Insured Employee is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it.
Beneficiary
The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.
You may change the Beneficiary at any time while the Insured Employee is living, and before the maturity date, except when we have an agreement not to change the Beneficiary or you have assigned that right. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.
If any Beneficiary dies before the Insured Employee, the Beneficiary’s potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured Employee, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.
Exchange of Policy
Within 18 months of the date we issue your Policy, you may exchange your Policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to an equivalent class of this Policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, Date of Issue and age of the Insured Employee as the original Policy.
Settlement Options
Proceeds will be paid in a lump sum unless you choose a settlement option we make available.
Deferral of Payments
Amounts payable as a result of Policy Loans, Surrenders or Partial Surrenders will be paid within seven calendar days upon receipt of documents required to complete the transaction. In the event of a deferral of a surrender, loan or payment of the Death Benefit Proceeds beyond 10 days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.
Incontestability
The Company will not contest your Policy or payment of the Death Benefit Proceeds based on the initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase.
6

Misstatement of Age
If the age of the Insured Employee is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.
Suicide
If the Insured Employee dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured Employee dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.
PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.
Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy’s expenses.
Data reflects:
•
an annual reduction for fund management fees and expenses, but
•
no deductions for additional policy expenses (i.e., Premium Loads, Mortality and Expense Charges, Administrative Fees and Cost of Insurance Charges), which, if included, would have resulted in lower performance.
These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.
Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.
The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.
Money Market Sub-Account:
The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The Money Market Sub-Account’s return is determined by:
a)
calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then
b)
dividing this figure by the account value at the beginning of the period; then
c)
annualizing this result by the factor of 365/7.
Other Sub-Accounts:
The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:
7

P(1 + T)n = ERV
Where:	P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question
N = number of years

ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
(1)
all recurring fees have been charged to the Owner’s accounts; and
(2)
there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.
In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an “N/A”.
FINANCIAL STATEMENTS
The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS (“Form N-VPFS”) filed with the SEC.
8

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)
Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(b)
Not applicable.
(c)
(1)
Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(a)
Amendment Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)
(1)
Policy Form LN939 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.
(2)
Term Insurance Rider—Policy Form LR526 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(3)
Load Amortization Rider—Policy Form LR853 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.
(4)
Change of Insured Employee Benefit Rider—Policy Form LR493 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(5)
Adjustable Benefit Enhancement Rider incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.
(6)
Enhanced Surrender Value Rider—Policy Form LR529 NY incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(e)
(1)
Application Part I—B58NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(2)
Application Part II (Corporate/Individual Owner)—B59NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(3)
Consent Form B10457NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(4)
Consent Form B10458NY incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.
(f)
(1)
Articles of Incorporation of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(2)
Bylaws of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(g)
Reinsurance Contracts incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(h)
Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(2)
AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(3)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.

(4)
BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(a)
Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(5)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 25 filed on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(6)
Deutsche DWS Investment VIT Funds incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(7)
Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(8)
Eaton Vance Variable Trust incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193276) filed on May 16, 2014.
(9)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(10)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(11)
Goldman Sachs Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated herein by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.
(12)
Janus Aspen Series incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(13)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(14)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(15)
M Fund, Inc. incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(16)
MFS Variable Insurance Trust, MFS Varialbe Insurance Trust II, and MFS Variable Insurance Trust III incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(17)
Neuberger Berman Advisers Management Trust incorporated by reference to Post-Effective Amendment No. 25 on Form N-6 (File No. 333-141769) filed on April 8, 2020.
(18)
Northern Lights Variable Trust incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-203099) filed on August 9, 2019.
(a)
Amendment incorporated by reference to Post-Effective Amendment 25 on Form N-6 (File No. 333-141769) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-141769) filed on April 8, 2021.
(19)
Oppenheimer Variable Account Funds incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(20)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(21)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996. (Fund Participation Agreement)

(a)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed on April 16, 2003. (Amendment)
(b)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141755) filed on April 15, 2008. (Amendment dated April 2, 2007)
(c)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated February 9, 2011)
(d)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated October 10, 2011)
(e)
Amendment dated March 24, 2014 incorporated by reference to Post-Effective Amendment No. 15 on Form N-6 (File No. 333-141769) filed on April 2, 2015.
(22)
Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)
(a)
Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 15, 2011. (Amendment dated July 16, 2010)
(b)
Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(c)
Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141769) filed on April 2, 2014. (Amendment dated November 11, 2013)
(i)
(1)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(2)
Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004 incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(j)
Not applicable.
(k)
Opinion and Consent of Jassmin McIver-Jones, Esquire filed herein.
(l)
Not applicable.
(m)
Not applicable.
(n)
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2)
Power of Attorney – Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(o)
Not applicable.
(p)
Not applicable.
(q)
Compliance Procedures filed herein.
(r)
Not applicable.

Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Dale LeFebvre 2710 Foxhall Road NW Washington, DC 20007	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06096
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart filed herein.
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c)
N/A
Item 35. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 120 Madison Street, Suite 1310, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1301 S. Harrison Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.Andesa Services, Inc., 1611 Pond Rd, Suite 210, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life, has duly caused this Post-Effective Amendment No.: 29 to the Registration Statement on Form N-6 (File No: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 21st day of March 2024 at 12:47 pm. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life

(Registrant)

/s/Douglas K. Noble

By

Douglas K. Noble

Vice President

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

(Depositor)

/s/Douglas K. Noble

By

Douglas K. Noble

Vice President

Lincoln Life & Annuity Company of New York

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No.: 29 to the Registration Statement (File No: 333-141769; 811-09257; CIK: 0001081039) has been signed by the following persons in their capacities indicated on March 21, 2024 at 1:14 pm.

Signature	Title

*/s/Ellen G. Cooper

President and Director

Ellen G. Cooper

*/s/Christopher M. Neczypor

Executive Vice President, Chief Financial Officer and Director

Christopher M. Neczypor

*/s/Jayson R. Bronchetti

Senior Vice President, Chief Investment Officer and Director
Jayson R. Bronchetti

*/s/Mark E. Konen

Director

Mark E. Konen

*/s/M. Leanne Lachman

Director

M. Leanne Lachman

*/s/Louis G. Maroccia

Director

Louis G. Marcoccia

*/s/Dale LeFebvre

Director

Dale LeFebvre

*/s/Adam M. Cohen

Senior Vice President, Chief Accounting Officer and Treasurer

Adam M. Cohen

/s/Jassmin McIver-Jones

* By

Jassmin McIver-Jones

Attorney-in-Fact, pursuant to a Power-

of-Attorney filed with this Registration

Statement